UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
--------

FORM N-CSR
--------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2008

DATE OF REPORTING PERIOD: DECEMBER 31, 2008

Item 1.	Reports to Stockholders

The Annual Report to Stockholders follows

First Investors

# 2008 ANNUAL REPORT

**INSURED TAX EXEMPT FUND**

**INSURED TAX EXEMPT FUND II**

**SINGLE STATE INSURED TAX EXEMPT FUNDS**

*December 31, 2008*

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Fund’s practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the portfolio manager’s letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Fund, including information about its Trustees.

Portfolio Manager’s Letter
FIRST INVESTORS INSURED TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUNDS
  California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
  New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2008. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, and state income tax, in the case of the single state Funds. One of the Funds, the Tax Exempt Fund II, has a secondary objective of seeking total return.

I am pleased to report that the Funds generally produced competitive returns during the year. All Funds outperformed the Merrill Lynch Municipal Master Index, some, including the national funds, by wide margins. The table below sets forth the total return performance for 2008 of each Fund on a NAV basis. Total return takes into account not only dividends and distributions paid during the year but also the change in each Fund’s NAV that occurred during the year.

	Class A	Class B
Fund	Total Return	Total Return
Insured Tax Exempt Fund	–0.73%	–1.36%
Insured Tax Exempt Fund II	–0.98%	–1.69%
California Tax Exempt Fund	–3.46%	–4.23%
Connecticut Tax Exempt Fund	–2.08%	–2.72%
Massachusetts Tax Exempt Fund	–2.90%	–3.57%
Michigan Tax Exempt Fund	–1.35%	–1.99%
Minnesota Tax Exempt Fund	0.53%	–0.16%
New Jersey Tax Exempt Fund	–0.92%	–1.64%
New York Tax Exempt Fund	–1.42%	–2.15%
North Carolina Tax Exempt Fund	–0.67%	–1.34%
Ohio Tax Exempt Fund	0.11%	–0.60%
Oregon Tax Exempt Fund	–1.26%	–1.91%
Pennsylvania Tax Exempt Fund	0.25%	–0.45%
Virginia Tax Exempt Fund	–0.72%	–1.37%

The returns of the Funds were largely driven by a substantial steepening of the yield curve for municipal bonds. Short- and intermediate-term yields fell in response to the Federal Reserve’s easing of monetary policy. Long-term yields, on the other hand, rose significantly due to severe dislocations in the municipal bond market. These dislocations resulted from the financial crisis that engulfed all markets in 2008. The municipal bond market in particular was adversely impacted by the failure of the auction-rate securities market, substantial selling by leveraged investors, loss of AAA credit ratings for most of the municipal bond insurers, and greatly reduced liquidity as several major

1

Portfolio Manager’s Letter (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUNDS
  California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
  New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

firms (Bear Stearns, Lehman, Merrill Lynch and UBS) left or reduced their activity in the market. Consequently, the prices of long-term municipal bonds fell considerably. According to Merrill Lynch, municipal bonds with maturities greater than 22 years had an aggregate total return of –14.5% . In contrast, short- and intermediate-term bonds returned 4.6%.

The steeper municipal bond yield curve benefited the total return performance of the Tax Exempt Funds, as they were substantially underweight long-term bonds. In addition, almost all of the Funds were overweight the intermediate part of the yield curve. As well, the Tax Exempt Fund was overweight the short (one-to-five-year) part of the yield curve, which had the highest return. The Funds, in particular Tax Exempt Fund II, also benefited from trading activity, as the volatility in the market created opportunities to enhance total return.

The Funds continued to produce a high level of tax-exempt income during the year. This was accomplished by generally remaining fully invested and by retaining holdings with high acquisition yields. Additionally, the steepening of the yield curve in combination with the rise in long-term rates to multi-year highs provided an opportunity to increase the Funds’ yield by executing tax-loss swaps (i.e., selling bonds with low acquisition yields and replacing them with higher-yielding bonds), and selling shorter-term bonds and buying longer-term bonds with higher yields. Three Funds had lower distribution yields than the other Funds. The Tax Exempt Fund II had a lower distribution yield due to greater trading activity. The Oregon and Virginia Single State Funds had lower yields because fewer bonds were available in the market to execute the strategies described above.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Clark D. Wagner
Portfolio Manager and Director of Fixed Income,
First Investors Management Company, Inc.

January 30, 2009

2

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2008, and held for the entire six-month period ended December 31, 2008. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$993.23	$4.81
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.31	$4.88

Expense Example – Class B Shares
Actual	$1,000.00	$990.54	$8.31
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.79	$8.42

* Expenses are equal to the annualized expense ratio of .96% for Class A shares and 1.66% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

4

Cumulative Performance Information (unaudited)
INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.53%), .74% and 2.90%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.37% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.23%), .89% and 2.91%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 2.90% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

5

Portfolio of Investments
INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.1%
		Alabama—1.5%
$ 5,835	M	Alabama Water Pollution Control Auth. 6% 8/15/2014	$ 5,978,133
5,000	M	Baldwin County Board of Ed. Rev. GO 5% 7/1/2030	4,531,850

			10,509,983

		Alaska—.8%
5,475	M	Alaska Hsg. Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	5,168,838

		Arizona—2.6%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	4,698,600
5,655	M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010	6,045,591
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,041,236

			17,785,427

		California—5.2%
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5 1/8% 7/1/2024	5,649,300
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027	4,893,300
7,490	M	Los Angeles Unified School Dist. GO 4 3/4% 7/1/2025	6,971,992
10,000	M	San Francisco City & Cnty. COP 4 3/4% 9/1/2033	8,515,600
10,000	M	San Jacinto Unified School District GO 5 1/4% 8/1/2032	9,582,400

			35,612,592

		Connecticut—2.1%
5,000	M	Connecticut State Hsg. Fin. Auth. Program 5.15% 11/15/2034	4,424,800
9,000	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
		6 1/8% 9/1/2012	9,822,330

			14,247,130

		District of Columbia—1.6%
5,000	M	District of Columbia GO Series “B” 6% 6/1/2021	5,660,850
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5 1/2% 8/15/2028	4,993,750

			10,654,600

		Florida—3.5%
1,000	M	Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5 1/4% 1/1/2026	976,930
1,000	M	Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015	1,119,430
5,500	M	Florida State Board of Education GO 5 1/2% 6/1/2038	5,521,285
1,000	M	Miami Beach Stormwater Rev. 5 3/8% 9/1/2030	991,710
5,000	M	Miami-Dade County School Board COP 5 1/4% 5/1/2029	4,690,600
5,000	M	Miami-Dade County Wtr. & Swr. Revenue 5 1/8% 10/1/2025	4,985,700

6

Principal
Amount		Security	Value

		Florida (continued)
$ 3,000	M	Orange County Health Facs. Auth. Rev. 5 1/4% 12/1/2029	$ 2,692,800
1,000	M	Plant City Utility System Rev. 6% 10/1/2015	1,135,880
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5 3/4% 10/1/2020	1,051,910
600	M	West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*	638,814

			23,805,059

		Georgia—11.0%
15,000	M	Atlanta Airport Rev. Series “A” 5 1/2% 1/1/2010*	15,812,250
9,040	M	Atlanta Water & Wastewater Rev. Series “A” 5 1/2% 11/1/2019	9,112,591
10,000	M	Augusta Water & Sewer Rev. 5 1/4% 10/1/2039	9,746,100
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
20,250	M	6 1/4% 7/1/2011	21,667,297
17,000	M	6% 7/1/2013	18,990,530

			75,328,768

		Hawaii—.9%
6,000	M	Hawaii State GO 6% 10/1/2010	6,377,580

		Illinois—11.4%
		Chicago Board of Education Lease Certificates of Participation
		Series “A”:
5,000	M	6% 1/1/2016	5,708,850
36,200	M	6% 1/1/2020	41,622,398
		Illinois Development Fin. Auth. Revenue (Rockford School #205):
5,000	M	6.6% 2/1/2010	5,268,350
3,000	M	6.65% 2/1/2011	3,274,320
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Health Sys. 5 1/4% 1/1/2022	4,840,000
5,250	M	Childrens Mem. Hosp. 5 1/4% 8/15/2033	4,356,922
9,050	M	Northern Illinois Mun. Pwr. Agy. Supply Rev. 5% 1/1/2026	8,249,346
4,000	M	Regional Transportation Auth. 7 3/4% 6/1/2019	5,064,680

			78,384,866

		Indiana—3.5%
7,540	M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5 1/4% 7/15/2026	7,550,631
8,625	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev. 6 1/8% 7/1/2029	8,580,064
8,330	M	Indianapolis Gas Util. Rev. 5 1/4% 8/15/2025	7,957,566

			24,088,261

		Iowa—.5%
4,115	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5 1/4% 7/1/2028	3,666,424

7

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		Kentucky—.7%
$ 5,000	M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.)
		5 3/4% 12/1/2028	$ 4,895,350

		Louisiana—.8%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	5,160,260

		Massachusetts—1.3%
8,585	M	Boston Water & Sewer Rev. 5 3/4% 11/1/2013	9,206,983

		Michigan—5.1%
5,000	M	Detroit City School Dist. GO 5% 5/1/2033	4,577,400
10,000	M	Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012	10,753,900
10,000	M	Michigan State Grant Antic. Bds. 5 1/4% 9/15/2025	9,696,500
5,000	M	Michigan State Hosp. Fin. Auth. (Trinity Health) 6 1/4% 12/1/2028	4,855,700
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	5,176,620

			35,060,120

		Missouri—3.3%
		Missouri State Health & Educ. Facs. Auth. Revenue:
		BJC Health Systems:
6,000	M	6 3/4% 5/15/2010	6,448,920
10,000	M	6 3/4% 5/15/2011	11,177,100
5,000	M	St. Luke’s Health 5 1/2% 11/15/2028	4,999,600

			22,625,620

		Montana—.7%
5,000	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	4,438,400

		New Mexico—.7%
5,105	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5 1/4% 7/1/2031	5,018,981

		New York—11.9%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	25,026,980
5,000	M	New York City Transitional Fin. Auth. Rev. 6.544% 7/15/2031**	4,532,200
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5 3/4% 7/1/2027	10,934,500
5,000	M	State University 5 7/8% 5/15/2017	5,587,950
5,155	M	New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010	5,160,052
7,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021	7,075,250
7,780	M	Port Authority of New York & New Jersey Drivers
		6.597% 8/15/2015**	8,266,639

8

Principal
Amount		Security	Value

		New York (continued)
$10,000	M	Sales Tax Asset Receivable Corp. 5% 10/15/2026	$10,089,100
5,000	M	Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
		5 3/4% 10/15/2013	5,145,350

			81,818,021

		North Carolina—2.8%
		North Carolina Municipal Pwr. Agency (Catawba Electric):
10,000	M	6% 1/1/2010	10,415,700
8,000	M	6% 1/1/2011	8,560,160

			18,975,860

		North Dakota—3.0%
5,000	M	Grand Forks Health Care Sys. Rev. 5% 12/1/2026	3,971,450
10,500	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013	11,739,315
5,000	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	4,520,750

			20,231,515

		Ohio—2.7%
6,000	M	Jefferson County Jail Construction GO 5 3/4% 12/1/2019	6,960,540
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
4,750	M	6 1/8% 9/1/2028	4,753,135
7,000	M	5.45% 9/1/2033	6,454,280

18,167,955

		Oklahoma—1.4%
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5 1/4% 11/15/2036	9,812,700

		Pennsylvania—2.7%
5,000	M	Philadelphia GO 7 1/8% 7/15/2038 (when-issued)	5,238,000
12,050	M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013	13,319,423

			18,557,423

		South Carolina—.7%
5,000	M	South Carolina Trans. Infrastructure Bk. Rev. 5% 10/1/2033	4,807,500

9

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		Texas—11.4%
$16,000	M	Austin Utilities Systems Rev. 6% 11/15/2013	$17,704,960
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5 3/8% 2/15/2029	4,458,050
		Harris County Toll Road Sub. Liens General Obligations Series “A”:
11,065	M	6 1/2% 8/15/2012	12,570,393
7,000	M	6 1/2% 8/15/2013	8,128,680
5,100	M	Hitchcock Ind. School District GO 5 1/4% 2/15/2030	5,129,070
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6 1/4% 12/15/2013	4,340,120
6,035	M	6 1/4% 12/15/2015	6,617,076
10,000	M	North Texas Tollway Auth. Rev. 5 1/8% 1/1/2028	9,219,200
5,000	M	Pharr-San Juan-Alamo Indpt. Sch. Dist. GO 5% 2/1/2030	4,923,000
5,000	M	Waco Ind. School Dist. GO 5 1/4% 8/15/2030	5,061,900

			78,152,449

		Utah—.2%
1,265	M	Provo Electric System Rev. 10 3/8% 9/15/2015	1,602,262

		Virginia—.5%
3,370	M	Norfolk Airport Auth. Rev. Series “A” 5% 7/1/2022	3,248,276

		Washington—2.1%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6 3/8% 10/1/2033	4,937,300
7,425	M	Providence Health 5 1/4% 10/1/2033	6,720,070
3,000	M	Washington State Hsg. Fin. Rev. 5.45% 12/1/2033	2,659,350

			14,316,720

		West Virginia—.5%
3,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5 3/8% 6/1/2028	3,240,895

10

Principal
Amount		Security		Value

		Wisconsin—2.0%
$12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		$ 13,985,760

Total Value of Municipal Bonds (cost $659,215,167)			99.1%	678,952,578
Other Assets, Less Liabilities			.9	6,288,114

Net Assets			100.0%	$685,240,692

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2008.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation

See notes to financial statements	11

Fund Expenses (unaudited)
INSURED TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$986.42	$5.04
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.06	$5.13

Expense Example – Class B Shares
Actual	$1,000.00	$982.21	$8.52
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.54	$8.67

* Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

12

Cumulative Performance Information (unaudited)
INSURED TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.75%), 1.42% and 3.75%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.65% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Since Inception would have been (5.58%), 1.52% and 3.62%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.20% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

13

Portfolio of Investments
INSURED TAX EXEMPT FUND II
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.8%
		Alaska—3.1%
$1,000	M	Alaska Intl. Airport Rev. Series “B” 5 3/4% 10/1/2012*	$1,134,320
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028 (when-issued)	3,044,520

			4,178,840

		Arizona—15.3%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,306,988
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,018,700
1,870	M	Arizona State University COP 5% 9/1/2025	1,808,309
1,000	M	Glendale Western Loop Pub. Facs. Corp. 6 1/4% 7/1/2038	1,002,530
1,900	M	Glendale Wtr. & Swr. Rev. 5% 7/1/2024	1,879,803
2,675	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/1/2026	2,625,833
5,000	M	Phoenix Civic Impt. Corp. Wastewater Sys. Rev. 5% 7/1/2026	4,869,200
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6 5/8% 7/15/2025	2,023,160

			20,534,523

		California—5.6%
3,090	M	Alum Rock Elem. Sch. District GO 5 1/4% 8/1/2029	2,991,738
5,000	M	California State GO 5% 6/1/2027	4,559,700

			7,551,438

		Colorado—1.6%
1,000	M	Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series “A”
		5 1/8% 12/1/2021	1,035,180
110	M	Colorado Springs Utilities Rev. 5 3/8% 11/15/2028	113,518
1,000	M	Lafayette Water Rev. 5 1/4% 12/1/2023	1,023,790

			2,172,488

		Connecticut—1.8%
1,000	M	New Britain GO 4 3/4% 4/1/2028	891,770
1,500	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5 1/4% 8/1/2030	1,484,670

			2,376,440

		Florida—8.9%
1,320	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	1,237,764
1,880	M	Florida State Dept. of Trans. Alligator Alley Rev. Series “A”
		5% 7/1/2025	1,840,727
3,535	M	Fort Pierce Capital Impt. Rev. 5 7/8% 9/1/2028	3,667,810

14

Principal
Amount		Security	Value

		Florida (continued)
		Miami-Dade County General Obligations:
$2,000	M	6% 7/1/2023	$2,082,120
3,000	M	6 1/8% 7/1/2025	3,107,970

			11,936,391

		Georgia—4.4%
1,900	M	Cobb County Dev. Auth. Rev. 5 3/4% 7/15/2039	1,915,200
1,000	M	Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
		(Georgia Tech. Facs.) 5 1/4% 11/1/2021	1,040,890
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5 1/8% 12/1/2021	916,680
2,000	M	Medical Ctr. Hospital Auth. Rev. 6 1/2% 8/1/2038	2,036,920

			5,909,690

		Idaho—.7%
1,000	M	Idaho Health Facs. Auth. Rev. 6 1/4% 12/1/2033	957,420

		Indiana—5.3%
1,030	M	Baugo School Bldg. Corp. 5 1/2% 1/15/2012*	1,142,991
1,105	M	Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*	1,221,058
		Tri-Creek Middle School Bldg. Corp. Revenue:
2,350	M	5 1/4% 7/15/2028	2,363,959
1,000	M	5 1/4% 7/15/2029	1,001,470
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*	1,394,338

			7,123,816

		Kentucky—2.4%
500	M	Christian Cnty. Hospital Rev. 5 1/2% 2/1/2036	466,720
2,980	M	Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.) 5 1/4% 9/1/2026	2,763,294

			3,230,014

		Louisiana—1.4%
1,845	M	Louisiana Loc. Govt. Env. Pkg. Facs. 5 1/4% 10/1/2021	1,877,269

		Massachusetts—3.3%
1,500	M	Massachusetts State GO 5 1/4% 8/1/2022	1,629,180
		Massachusetts State Hlth. & Edl. Facs. Auth. Revenue:
2,000	M	Boston Med. Ctr. Proj. 5 1/4% 7/1/2038	1,417,240
1,500	M	Emmanuel College 5% 7/1/2027	1,321,935

			4,368,355

15

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
December 31, 2008

Principal
Amount		Security	Value

		Michigan—6.7%
$2,000	M	Bay City School Dist. Bldg. & Site GO 5% 5/1/2025	$2,016,940
1,000	M	Canton Charter Twp. GO 5% 4/1/2027	984,640
400	M	Grand Valley State University Rev. 5% 12/1/2033	379,784
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,902,432
1,000	M	Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
		5 1/4% 1/1/2018	1,039,420
400	M	Michigan State GO 5% 11/1/2022	401,204
2,325	M	Van Dyke Pub. Schs. Bldg. & Site GO 5% 5/1/2028	2,274,129

			8,998,549

		Minnesota—.4%
505	M	Northern Minnesota Mun. Pwr. Agy. Elec. Sys. Rev. 5% 1/1/2021	514,883

		Missouri—2.3%
1,000	M	Missouri State Hlth. & Edl. Facs. Rev. 5 3/8% 3/15/2039	1,027,290
310	M	Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.)
		Series “B” 5.85% 6/1/2010*	324,703
250	M	St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019	262,300
375	M	St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
		5 3/4% 3/1/2010*	398,258
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5 5/8% 7/15/2030	988,310

			3,000,861

		Nebraska—.8%
1,000	M	Municipal Energy Agency 5 1/4% 4/1/2021	1,027,400

		New Jersey—4.8%
1,000	M	New Jersey Edl. Facs. Auth. Rev. 5 3/8% 7/1/2038	1,006,270
1,650	M	New Jersey Health Care Facs. Fing. Auth. Rev. 5 1/4% 1/1/2031	1,528,378
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5 1/2% 12/15/2038	3,947,800

			6,482,448

		New Mexico—2.1%
3,000	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5% 7/1/2038	2,828,130

		New York—.8%
		Camden Central School District General Obligations:
725	M	5 1/2% 3/15/2016	775,561
250	M	5 1/2% 3/15/2017	265,327

			1,040,888

16

Principal
Amount		Security	Value

		North Dakota—1.4%
$2,055	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	$1,858,028

		Ohio—2.5%
1,255	M	Akron Sewer System Rev. 5 1/4% 12/1/2020	1,298,272
1,500	M	Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018	1,592,835
450	M	Youngstown GO 6% 12/1/2010*	491,499

			3,382,606

		Pennsylvania—2.7%
1,725	M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024	1,666,178
860	M	Pennsylvania State Tpk. Comm. Oil Franchise Tax Rev. 5% 12/1/2025	863,294
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5 1/4% 6/1/2013*	1,134,490

			3,663,962

		Puerto Rico—.7%
895	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6 1/4% 7/1/2016	895,107

		South Carolina—.6%
800	M	Hilton Head Island Rev. 5 1/8% 12/1/2022	813,096

		South Dakota—1.1%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5 1/8% 8/1/2028	1,453,995

		Texas—10.3%
1,750	M	El Paso Cnty. Hosp. Dist. GO 5% 8/15/2028	1,721,983
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	4,797,900
5,000	M	Houston Utility Systems Rev. 5 1/4% 5/15/2020	5,190,950
2,145	M	Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026	2,102,250

		13,813,083

		Utah—2.2%
2,000	M	Ogden City Swr. & Wtr. Rev. 5% 6/15/2028	1,927,680
1,000	M	Pleasant Grove City Wtr. Rev. 5 1/4% 12/1/2029	973,960

			2,901,640

		Washington—4.9%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5 1/4% 10/1/2033	4,525,300
2,135	M	Washington State Higher Ed. Facs. Auth. Rev. 5 1/4% 11/1/2027	2,077,611

			6,602,911

17

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
December 31, 2008

Principal
Amount		Security		Value

		Wisconsin—.7%
$1,000	M	Wisconsin State Hlth. & Edl. Facs. Rev. 5% 8/1/2027		$ 933,780

Total Value of Municipal Bonds (cost $134,616,576)				132,428,051

		SHORT-TERM TAX EXEMPT INVESTMENTS—1.9%
		Adjustable Rate Notes**
		California Infrastructure & Economic Dev. Bk. Revenue:
1,100	M	Jewish Community Center .85%		1,100,000
1,400	M	Rand Corporation .85%		1,400,000

Total Value of Short-Term Tax Exempt Investments (cost $2,500,000)				2,500,000

Total Value of Municipal Investments (cost $137,116,576)			100.7%	134,928,051
Excess of Liabilities Over Other Assets			(.7)	(872,573)

Net Assets			100.0%	$134,055,478

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically by the issuer and are the rates in effect at December 31, 2008.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation

18	See notes to financial statements

Fund Expenses (unaudited)
CALIFORNIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$967.99	$4.20
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.87	$4.32

Expense Example – Class B Shares
Actual	$1,000.00	$964.44	$7.65
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.35	$7.86

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.55% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

19

Cumulative Performance Information (unaudited)
CALIFORNIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors California Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (9.21%), .46% and 2.89%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.72% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.15%), .56% and 2.87%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.27% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

20

Portfolio of Investments
CALIFORNIA INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.6%
		Certificates of Participation—12.0%
$ 500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$569,205
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022	762,855
1,000	M	West Basin Municipal Water District Rev. 5% 8/1/2026	908,990
1,000	M	West Contra Costa Healthcare 5 3/8% 7/1/2024	907,930

			3,148,980

		General Obligations—31.9%
1,000	M	Antelope Valley Cmnty. College District 5% 8/1/2026	980,490
500	M	Fontana School District 5 3/4% 5/1/2022	500,060
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.) 6 1/4% 2/1/2016	720,694
1,000	M	Los Angeles Unified School District 4 3/4% 7/1/2027	908,280
750	M	Natomas Unified School District 5.95% 9/1/2021	873,030
1,000	M	Oak Valley Hospital District 5% 7/1/2035	826,150
1,000	M	San Bernardino Cmnty. College District 6 1/2% 8/1/2028	1,068,980
1,010	M	San Juan Unified School District 5% 8/1/2025	953,743
500	M	Walnut Valley School District 7.2% 2/1/2016	557,730
1,000	M	Wiseburn School District 5% 8/1/2026	962,620

			8,351,777

		Health Care—10.4%
1,000	M	California Health Facs. Fin. Auth. Rev. 6 1/2% 10/1/2033	997,430
		California Statewide Cmntys. Dev. Auth. Revenue:
1,000	M	Henry Mayo Newhall 5.05% 10/1/2028	790,850
1,000	M	St. Joseph’s 5 1/8% 7/1/2024	941,550

			2,729,830

		Housing—3.4%
1,000	M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028	886,730

		Transportation—8.8%
1,000	M	Port of Oakland Rev. Bonds Series “M” 5 1/4% 11/1/2012*	1,126,770
200	M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. 5 3/4% 7/1/2010*	215,856
1,000	M	San Francisco City & Cnty. Airport Rev. 5 1/4% 5/1/2025	963,830

			2,306,456

21

Portfolio of Investments (continued)
CALIFORNIA INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		Utilities—14.2%
$1,000	M	Los Angeles Water & Power Elec. Rev. 5 1/8% 7/1/2020	$ 1,028,400
500	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028	417,130
1,525	M	Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022	1,471,991
750	M	South Gate Public Fing. Auth. Wtr. Rev. Series “A” 6% 10/1/2012	810,990

			3,728,511

		Other Revenue—16.9%
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	1,112,750
1,105	M	Palm Springs Fing. Auth. Lease Rev. Series “A”
		(Convention Ctr. Proj.) 5 1/4% 11/1/2020	1,102,989
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020	886,280
500	M	Sacramento Area Flood Control Agency 5 1/2% 10/1/2028	507,105
700	M	San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015	821,443

			4,430,567

Total Value of Municipal Bonds (cost $26,296,806)			25,582,851

		SHORT-TERM TAX EXEMPT INVESTMENTS—.4%
100	M	California Infrastructure & Economic Dev. Bk. Rev.
		(Rand Corporation) Adjustable Rate Note .85% **
		(cost $100,000)	100,000

Total Value of Municipal Investments (cost $26,396,806)		98.0%	25,682,851
Other Assets, Less Liabilities		2.0	534,282

Net Assets		100.0%	$26,217,133

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2008.

22	See notes to financial statements

Fund Expenses (unaudited)
CONNECTICUT INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$978.08	$4.48
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.62	$4.57

Expense Example – Class B Shares
Actual	$1,000.00	$975.20	$7.94
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.10	$8.11

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

23

Cumulative Performance Information (unaudited)
CONNECTICUT INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Connecticut Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (7.88%), .72% and 2.82%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.71% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.66%), .85% and 2.79%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.25% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

24

Portfolio of Investments
CONNECTICUT INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.7%
		Education—24.2%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$1,000	M	Loomis Chafee School 5% 7/1/2030	$937,420
		Quinnipiac University:
1,000	M	5% 7/1/2025	982,370
1,000	M	5 3/4% 7/1/2033	987,060
1,000	M	Renbrook School 5% 7/1/2030	968,010
1,000	M	Salisbury School 5% 7/1/2028	949,830
1,235	M	Trinity College Series “H” 5% 7/1/2019	1,276,842
1,000	M	Westminster School 5% 7/1/2037	908,420
1,000	M	Yale University 5% 7/1/2042	973,060
600	M	University of Connecticut Student Fees Rev. 5 1/4% 11/15/2021	622,056

			8,605,068

		General Obligations—27.1%
500	M	Branford 5% 5/15/2014	531,435
		Bridgeport:
750	M	Series “A” 6 1/8% 7/15/2010*	809,078
1,000	M	Series “A” 5 3/8% 8/15/2019	1,030,810
1,100	M	Series “B” 5% 12/1/2023	1,102,079
690	M	Connecticut State Series “E” 6% 3/15/2012	771,040
1,000	M	Glastonbury 5% 6/15/2021	1,045,460
1,000	M	Hartford 5% 8/15/2019	1,034,850
1,000	M	Hartford County Met. Dist. 5% 5/1/2024	1,005,950
		New Britain:
800	M	6% 3/1/2012	845,832
1,000	M	4 3/4% 4/1/2028	891,770
580	M	Stratford 5% 12/15/2023	591,159

			9,659,463

		Health Care—12.7%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
315	M	Bridgeport Hospital 6 1/2% 7/1/2012	315,211
		Child Care Facilities Program:
400	M	5 1/2% 7/1/2019	373,092
1,000	M	6% 7/1/2038	1,025,420
1,250	M	Children’s Medical Center Series “B” 5% 7/1/2021	1,121,800
1,000	M	William W. Backus Hospital 5% 7/1/2025	931,340
205	M	Village Families & Children Series “A” 5% 7/1/2017	203,184
550	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	550,066

			4,520,113

25

Portfolio of Investments (continued)
CONNECTICUT INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		Housing—11.1%
		Connecticut State Housing Finance Authority:
$ 500	M	Group Home Mtg. 5.85% 6/15/2030	$ 445,265
		Housing Mtg. Finance Program:
500	M	6 1/4% 11/15/2025	502,505
250	M	5% 11/15/2028	228,242
1,000	M	5 3/4% 11/15/2028	992,780
1,750	M	Next Steps 7, 5% 6/15/2024	1,784,965

			3,953,757

		Transportation—9.2%
		Connecticut State Special Tax Obligation Revenue
		Transportation Infrastructure:
250	M	6 1/8% 9/1/2012	272,843
1,000	M	5% 12/1/2021	1,010,890
1,000	M	5% 11/1/2025	1,007,650
1,000	M	5% 8/1/2027	988,050

			3,279,433

		Utilities—11.4%
1,000	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035	858,750
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025	853,970
500	M	5% 7/1/2028	417,130
		South Central Connecticut Regional Water Authority Revenue:
1,000	M	5 1/4% 8/1/2029	998,710
1,000	M	5% 8/1/2033	937,500

			4,066,060

		Other Revenue—4.0%
1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5 3/4% 6/15/2034	1,006,470
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	429,615

			1,436,085

Total Value of Municipal Bonds (cost $36,634,141)		99.7%	35,519,979
Other Assets, Less Liabilities		.3	104,316

Net Assets		100.0%	$35,624,295

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

26	See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$967.25	$3.71
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.37	$3.81

Expense Example – Class B Shares
Actual	$1,000.00	$963.86	$7.16
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.85	$7.35

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

27

Cumulative Performance Information (unaudited)

MASSACHUSETTS INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Massachusetts Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (8.84%), .10% and 2.68%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.69% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (7.65%), .23% and 2.65%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.23% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

28

Portfolio of Investments
MASSACHUSETTS INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.1%
		Education—24.7%
		Massachusetts State Dev. Fin. Agy. Revenue:
$1,000	M	Massachusetts College of Pharmacy 5% 7/1/2031	$933,950
1,000	M	Worcester Polytechnic Institute 5% 9/1/2023	1,002,720
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Emmanuel College 5% 7/1/2027	881,290
1,000	M	Harvard University 5 1/2% 11/15/2036 (when-issued)	1,036,900
1,000	M	University of Massachusetts 5% 10/1/2029	941,190
1,000	M	University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014	1,164,910

			5,960,960

		General Obligations—18.8%
1,000	M	Lawrence 5% 4/1/2027	992,830
		Massachusetts State
1,000	M	5 1/2% 8/1/2030	1,053,920
500	M	2.709% 5/1/2037	269,435
1,155	M	Quaboag Regional School District 5 1/2% 6/1/2017	1,190,886
1,000	M	Worcester 5 1/2% 8/15/2017	1,034,500

			4,541,571

		Health Care—13.3%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5 3/8% 2/1/2027	791,780
1,000	M	Harvard Pilgrim Health Care 5 1/4% 7/1/2013	1,004,180
1,015	M	Lahey Clinic Med. Ctr. 5% 8/15/2022	910,201
470	M	Massachusetts General Hospital Series “F” 6 1/4% 7/1/2012	502,914

			3,209,075

		Housing—7.7%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	5.8% 12/1/2028	973,480
1,000	M	5.35% 12/1/2033	888,880

			1,862,360

		Transportation—7.9%
1,000	M	Massachusetts Bay Trans. Auth. 5% 7/1/2028	990,170
850	M	Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*	903,848

			1,894,018

29

Portfolio of Investments (continued)
MASSACHUSETTS INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		Utilities—17.4%
$ 850	M	Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013	$ 911,582
1,455	M	Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018	1,470,976
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5 1/4% 7/1/2029	779,870
1,000	M	Springfield Water & Sewer Commn. Rev. 5 3/4% 10/15/2025	1,036,210

			4,198,638

		Other Revenue—8.3%
1,000	M	Boston Convention Center Act 1997 Series “A” 5% 5/1/2017	1,030,740
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5 3/4% 9/1/2025	973,810

			2,004,550

Total Value of Municipal Bonds (cost $24,497,334)		98.1%	23,671,172
Other Assets, Less Liabilities		1.9	456,695

Net Assets		100.0%	$24,127,867

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

30	See notes to financial statements

Fund Expenses (unaudited)
MICHIGAN INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$987.45	$4.50
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.62	$4.57

Expense Example – Class B Shares
Actual	$1,000.00	$983.83	$7.98
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.10	$8.11

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

31

Cumulative Performance Information (unaudited)
MICHIGAN INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Michigan Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (7.24%), .52% and 2.75%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.45% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.98%), .63% and 2.73%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 2.99% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

32

Portfolio of Investments
MICHIGAN INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.9%
		General Obligations—58.2%
$1,260	M	Allendale Public Sch. Dist. Series “A” 5 1/4% 5/1/2024	$ 1,288,010
1,000	M	Bay City School District Bldg. & Site 5% 5/1/2025	1,008,470
1,000	M	Detroit Series “B” 5% 4/1/2025	832,670
1,500	M	Eaton Rapids Public Schools 5 1/4% 5/1/2022	1,545,450
1,000	M	Ecorse Public School District 5% 5/1/2027	996,360
1,000	M	Fraser Public School District 5% 5/1/2024	1,010,180
1,000	M	Galesburg-Augusta Community Schools 5% 5/1/2024	987,290
1,000	M	Godwin Heights Public School District 5 5/8% 5/1/2010*	1,058,690
1,000	M	Grand Blanc Community School District 5 5/8% 5/1/2015	1,068,740
1,040	M	Grand Rapids Building Authority 5 3/4% 8/1/2015	1,086,270
830	M	Gull Lake Community School District Zero Coupon 5/1/2013	677,288
1,400	M	Jenison Public School District 5 1/2% 5/1/2018	1,471,708
1,000	M	Michigan State Series “A” 5% 11/1/2022	1,003,010
1,000	M	Montrose Township School District 6.2% 5/1/2017	1,161,670
1,000	M	Troy City School District 5% 5/1/2026	993,060
1,050	M	Wayne Charter County Capital Improvement 5% 2/1/2030	983,713

			17,172,579

		Health Care—12.3%
1,000	M	Kalamazoo Hosp. Fin. Auth. Rev. (Bronson Hosp.)
		5% 5/15/2026	883,140
		Michigan State Hospital Fin. Auth. Revenue:
750	M	Mercy Mount Clemens 5 3/4% 5/15/2009*	769,343
1,000	M	Trinity Health 6 1/4% 12/1/2028	971,140
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013	1,015,360

			3,638,983

		Housing—3.0%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5 1/2% 10/1/2028	878,540

		Transportation—3.3%
1,000	M	Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024	979,000

33

Portfolio of Investments (continued)
MICHIGAN INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		Utilities—22.1%
		Detroit Water Supply System Revenue:
$1,275	M	6 1/2% 7/1/2015	$ 1,422,721
1,000	M	5 1/2% 7/1/2027	1,014,010
1,000	M	Grand Rapids Sanitation Sewer System Rev. 5% 1/1/2038	943,120
		Michigan State Strategic Fund (Detroit Edison Co.):
1,350	M	6.95% 5/1/2011	1,414,679
1,000	M	7% 5/1/2021	1,167,120
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	575,180

			6,536,830

Total Value of Municipal Bonds (cost $29,072,851)		98.9%	29,205,932
Other Assets, Less Liabilities		1.1	323,155

Net Assets		100.0%	$29,529,087

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

34	See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,003.56	$3.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.77	$3.40

Expense Example – Class B Shares
Actual	$1,000.00	$1,000.05	$6.89
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.25	$6.95

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

35

Cumulative Performance Information (unaudited)
MINNESOTA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Minnesota Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.70%), .92% and 2.94%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.14% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.46%), 1.02% and 2.92%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 2.65% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

36

Portfolio of Investments
MINNESOTA INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.2%
		Education—5.0%
$500	M	Minnesota State Higher Ed. Facs. Auth. Rev. 5% 1/1/2028	$492,170
400	M	University of Minnesota 5 3/4% 7/1/2017	483,204

			975,374

		General Obligations—57.4%
400	M	Becker Ind. School District #726, 6% 2/1/2017	415,540
500	M	Crow Wing County Jail Series “B” 5% 2/1/2021	517,965
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	507,250
200	M	Delano Ind. School District #879, 5.6% 2/1/2015	212,926
		Eagan Recreational Facilities Series “A”:
450	M	5% 2/1/2015	477,009
250	M	5% 2/1/2016	263,800
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	710,493
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	511,995
500	M	Hennepin County Series “D” 5% 12/1/2025	510,445
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	1,023,050
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017	272,873
1,000	M	Minneapolis Special School District #1, 5% 2/1/2020	1,032,630
500	M	Minnesota State 5% 6/1/2022	524,055
500	M	Minnesota State Highway 5% 8/1/2026	511,880
500	M	Minnetonka Ind. School District #276, 5% 2/1/2028	505,800
500	M	Montgomery School District #394, 5% 2/1/2025	506,815
750	M	New Brighton Series “A” 5% 2/1/2032	740,873
250	M	Pequot Lakes Ind. Sch. Dist. #186, 5 1/8% 2/1/2018	268,045
500	M	Scott County 5% 12/1/2023	517,040
500	M	Spring Lake Park Ind. Sch. Dist. 5% 2/1/2029	503,830
500	M	St. Louis County 5% 12/1/2023	516,670
100	M	St. Paul Ind. Sch. Dist. #625, 5 5/8% 2/1/2015	100,282

			11,151,266

		Health Care—11.1%
		Minneapolis Health Care Sys. Rev. (Fairview Health Services):
500	M	5 1/2% 5/15/2017	518,115
500	M	6 1/2% 11/15/2038	499,945
750	M	Minnesota Agriculture & Econ. Dev. Brd. Rev. Essentia Hlth.
		5% 2/15/2037	630,203
500	M	St. Cloud Health Care Oblig. Group “A” 5.8% 5/1/2016	516,300

			2,164,563

37

Portfolio of Investments (continued)
MINNESOTA INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		Housing—2.0%
$ 400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019	$ 390,464

		Transportation—2.3%
500	M	Minneapolis & St. Paul Metro Airports Comm. Airport Rev.
		Series “A” 5% 1/1/2028	435,990

		Utilities—11.5%
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
400	M	5.4% 1/1/2016	408,004
500	M	5% 1/1/2021	509,785
500	M	5% 1/1/2026	474,300
		Western Minnesota Municipal Power Agency:
325	M	5 1/2% 1/1/2011	325,448
500	M	5 1/2% 1/1/2015	517,955

			2,235,492

		Other Revenue—8.9%
700	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	701,463
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024	1,021,020

			1,722,483

Total Value of Municipal Bonds (cost $19,054,376)		98.2%	19,075,632
Other Assets, Less Liabilities		1.8	346,971

Net Assets		100.0%	$19,422,603

38	See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$989.70	$4.75
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.36	$4.82

Expense Example – Class B Shares
Actual	$1,000.00	$986.05	$8.24
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.84	$8.36

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

39

Cumulative Performance Information (unaudited)
NEW JERSEY INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New Jersey Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.74%), .73% and 2.86%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.71% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.58%), .81% and 2.83%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.26% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

40

Portfolio of Investments
NEW JERSEY INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—100.0%
		Education—18.9%
		New Jersey Economic Dev. Auth. Revenue:
$1,400	M	5% 3/1/2022	$1,418,382
1,000	M	5% 9/1/2025	968,090
		New Jersey Educational Facilities Auth. Revenue:
2,125	M	College of New Jersey Series “C” 5 3/8% 7/1/2016	2,248,250
1,000	M	New Jersey City Univ. Series “E” 5% 7/1/2028	959,120
1,000	M	Montclair State Univ. Series “A” 5% 7/1/2023	989,840
		Rowan University:
1,000	M	5% 7/1/2025	1,000,740
1,000	M	5% 7/1/2026	993,080
1,000	M	University of Medicine & Dentistry of New Jersey Series “A”
		5 3/8% 12/1/2016	1,020,190

			9,597,692

		General Obligations—8.8%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015	2,065,595
1,500	M	Jersey City Series “B” 5% 9/1/2019	1,557,225
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028	859,230

			4,482,050

		Health Care—13.0%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014	1,701,180
2,000	M	Hackensack Univ. Med. Ctr. 5 1/4% 1/1/2031	1,852,580
1,000	M	Hospital Asset Transformation Program 5% 10/1/2028	905,590
1,000	M	Meridian Health System Oblig. Group 5 5/8% 7/1/2014	1,014,410
1,000	M	Riverview Medical Center 6 1/4% 7/1/2011	1,113,150

			6,586,910

		Housing—6.8%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,500	M	Mtg. Rev. 6 3/8% 10/1/2028	2,522,225
895	M	Multi-Family Hsg. 6.05% 11/1/2017	899,726

			3,421,951

41

Portfolio of Investments (continued)
NEW JERSEY INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		Transportation—12.6%
$1,000	M	Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022	$1,002,170
240	M	New Jersey State Hwy. Auth. (Garden State Parkway)
		6.2% 1/1/2010	245,753
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5 1/2% 12/15/2020	1,037,220
1,000	M	5 1/2% 12/15/2038	986,950
		Port Authority of New York & New Jersey:
2,100	M	5% 10/15/2018	2,183,496
1,000	M	5% 8/15/2029	955,360

			6,410,949

		Utilities—2.5%
1,250	M	Passaic Valley Sewer Comm. Series “E” 5 5/8% 12/1/2018	1,282,312

		Other Revenue—37.4%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016	3,009,025
2,000	M	Cape May County Bridge Commission 5% 6/1/2032	1,922,560
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,842,372
		Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
1,000	M	5 1/4% 6/1/2021	990,970
1,000	M	5% 1/1/2025	808,930
1,500	M	Cumberland County Impt. Auth. Rev. 5 1/8% 1/1/2025	1,510,245
1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5 3/4% 11/1/2028	1,094,330
2,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027	1,971,620
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,003,860
1,750	M	New Jersey Economic Dev. Auth. (Liberty State Park Proj.)
		5% 3/1/2027	1,703,065
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027	1,007,550
1,155	M	Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020	1,090,251
1,000	M	Salem County Impt. Auth. Rev. 5 1/4% 8/15/2032	994,580

			18,949,358

Total Value of Municipal Bonds (cost $50,732,335)		100.0%	50,731,222
Other Assets, Less Liabilities		—	21,489

Net Assets		100.0%	$50,752,711

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

42	See notes to financial statements

Fund Expenses (unaudited)
NEW YORK INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$986.50	$4.89
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.21	$4.98

Expense Example – Class B Shares
Actual	$1,000.00	$982.72	$8.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.69	$8.52

* Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.68% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

43

Cumulative Performance Information (unaudited)
NEW YORK INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New York Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (7.18%), .62% and 2.81%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.83% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.01%), .72% and 2.81%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.39% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

44

Portfolio of Investments
NEW YORK INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.6%
		Education—28.4%
		New York State Dormitory Authority Revenue:
		Barnard College:
$1,000	M	5% 7/1/2024	$966,520
2,000	M	5% 7/1/2025	1,896,200
		City University:
3,955	M	5 3/4% 7/1/2013	4,210,453
3,000	M	6% 7/1/2020	3,406,530
2,350	M	Colgate University 6% 7/1/2021	2,689,270
		New York University:
1,610	M	6% 7/1/2018	1,869,001
2,250	M	5% 7/1/2025	2,263,905
1,000	M	5% 7/1/2029	968,840
5,000	M	NYSARC Insured Series “A” 5% 7/1/2026	4,931,200
		Personal Income Tax Revenue:
5,000	M	7.154% 9/15/2014*	4,930,900
2,500	M	5% 3/15/2026	2,482,725
3,000	M	5 3/4% 3/15/2036	3,076,470
		School Districts Financing Program:
1,000	M	Series “A” 5 1/4% 4/1/2022	1,022,250
1,000	M	Series “C” 5 1/4% 4/1/2021	1,038,340
		Special Act School Districts Program:
1,375	M	6% 7/1/2012	1,411,548
1,460	M	6% 7/1/2013	1,492,923
1,500	M	State University 5 1/4% 5/15/2021	1,641,540

			40,298,615

		General Obligations—14.1%
		Buffalo:
		School District Series “B”:
1,130	M	5 3/8% 11/15/2016	1,181,697
2,360	M	5 3/8% 11/15/2017	2,441,538
2,620	M	5 3/8% 11/15/2019	2,667,710
1,000	M	School District Series “D” 5 1/2% 12/15/2015	1,059,160
		New York City:
2,000	M	Series “E” 5 3/4% 8/1/2018	2,110,520
1,795	M	Series “G” 5 3/4% 8/1/2018	1,894,192
1,540	M	Niagara Falls Public Improvement 7 1/2% 3/1/2015	1,811,086
1,395	M	North Syracuse Central School Dist. Series “A” 5% 6/15/2018	1,450,786

45

Portfolio of Investments (continued)
NEW YORK INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value
		General Obligations (continued)
$1,000	M	Red Hook Central School Dist. 5 1/8% 6/15/2017	$1,052,570
		Yonkers Series “A”:
1,345	M	5 1/8% 7/1/2016	1,391,120
1,410	M	5 1/4% 7/1/2017	1,451,087
1,480	M	5 1/4% 7/1/2018	1,512,086

			20,023,552

		Health Care—2.2%
		New York State Dormitory Authority Revenue:
2,000	M	New York-Presbyterian Hospital 5 1/4% 2/15/2024	1,943,020
1,220	M	United Cerebral Palsy 5 1/8% 7/1/2021	1,190,879

			3,133,899

		Housing—2.6%
1,160	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011	1,161,218
2,500	M	New York State Mtg. Agy. Mtg. Rev. 6 1/2% 10/1/2028	2,490,875

			3,652,093

		Transportation—19.3%
		Metropolitan Transit Authority of New York (Transit Auth. Revenue):

		Series “A”:
2,500	M	5% 11/15/2020	2,383,400
1,500	M	5% 11/15/2024	1,428,870
5,000	M	Series “B” 5 1/4% 11/15/2022	4,884,250
		New York State Thruway Authority:
5,000	M	General Revenue 5% 1/1/2030	4,685,000
3,110	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027	2,945,776
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029	4,776,800
6,000	M	Triborough Bridge & Tunnel Auth. Series “Y” 6% 1/1/2012	6,349,260

			27,453,356

		Utilities—19.5%
5,000	M	Long Island Power Auth. Elec. Rev. 5 1/2% 5/1/2033	5,106,200
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5 3/8% 11/1/2028	3,039,750
		New York City Municipal Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021	3,128,372
7,000	M	4 3/4% 6/15/2030	6,542,200
2,500	M	5 1/8% 6/15/2030	2,416,300

46

Principal
Amount		Security		Value

		Utilities (continued)
$5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		$ 5,807,500
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6 1/4% 4/1/2029		1,567,200

				27,607,522

		Other Revenue—12.5%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5 3/4% 5/1/2026		5,042,250
3,000	M	New York City Edl. Constr. Fund Rev. 5% 4/1/2031		2,782,230
		New York State Dorm. Auth. Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,315,870
665	M	Judicial Facs. Lease 7 3/8% 7/1/2016		788,091
		New York State Urban Corp. Dev. Corp. Revenue:
2,000	M	Empire State Dev. Corp. 5% 1/1/2028		1,792,800
2,000	M	Personal Income Tax 5% 12/15/2027		1,968,660

				17,689,901

Total Value of Municipal Bonds (cost $140,006,624)			98.6%	139,858,938
Other Assets, Less Liabilities			1.4	1,938,652

Net Assets			100.0%	$141,797,590

* Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at December 31, 2008.

See notes to financial statements	47

Fund Expenses (unaudited)
NORTH CAROLINA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$992.30	$3.76
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.37	$3.81

Expense Example – Class B Shares
Actual	$1,000.00	$988.52	$7.25
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.85	$7.35

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

48

Cumulative Performance Information (unaudited)
NORTH CAROLINA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors North Carolina Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.69%), .86% and 3.06%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.46% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.49%), .97% and 3.04%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 2.99% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

49

Portfolio of Investments
NORTH CAROLINA INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.9%
		Certificates of Participation—35.7%
$1,000	M	Cabarrus County 5 1/4% 6/1/2027	$1,004,370
400	M	Carteret County 5 5/8% 6/1/2020	413,936
1,000	M	Franklin County Public Facs. Proj. 5% 9/1/2027	936,140
		Harnett County:
500	M	5 1/2% 12/1/2010*	541,440
500	M	5 1/8% 12/1/2023	510,505
1,000	M	Montgomery County 5% 2/1/2030	956,050
1,255	M	Nash County Public Facs. Proj. 5 1/4% 6/1/2019	1,331,756
1,000	M	Onslow County 5% 6/1/2024	957,270
250	M	Pitt County 5 1/4% 4/1/2010*	265,070
1,000	M	Salisbury 5 5/8% 3/1/2026	1,020,460
1,000	M	Sampson County School Improvements 5% 6/1/2023	1,017,800

			8,954,797

		Education—8.9%
1,000	M	Appalachian State University 5% 7/15/2025	977,990
230	M	Iredell County Public Facs. School Projs. 6% 6/1/2010*	247,807
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,006,820

			2,232,617

		General Obligations—8.8%
500	M	Brunswick County 5 3/4% 5/1/2010*	527,920
400	M	Johnston County 5% 6/1/2018	418,972
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	224,321
1,000	M	Lincoln County 5 1/2% 6/1/2027	1,043,960

			2,215,173

		Health Care—9.5%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5 1/4% 1/15/2024	938,010
1,000	M	Nash Health Care Sys. Rev. 5 1/2% 11/1/2026	1,006,700
400	M	North Carolina Medical Care Community Hosp. Rev.
		Northeast Med. Ctr. 5 3/8% 11/1/2010*	429,496

			2,374,206

50

Principal
Amount		Security	Value

		Transportation—4.3%
$1,000	M	Charlotte Airport Rev. Series “A” 5 1/4% 7/1/2023	$ 980,130
100	M	Piedmont Triad Airport Auth. Rev. 5 1/2% 7/1/2009*	103,272

			1,083,402

		Utilities—29.1%
1,000	M	Asheville Water Sys. Rev. 5% 8/1/2025	1,016,190
1,080	M	Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022	1,118,351
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027	1,001,500
250	M	Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*	267,135
		North Carolina Eastern Municipal Power Agency Revenue:
1,000	M	6% 1/1/2019	1,027,190
1,000	M	5 1/4% 1/1/2022	912,050
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 5% 6/1/2027	949,970
1,000	M	Shelby Enterprise Sys. Rev. 5% 5/1/2022	990,350

			7,282,736

		Other Revenue—1.6%
250	M	Cumberland County Finance Corp. Installment Pmt. Rev.
		(Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017	255,587
140	M	Fayetteville Finance Corp. Inst. Municipal Bldg. Prog. 5.7% 2/1/2010	140,057

			395,644

Total Value of Municipal Bonds (cost $24,885,274)		97.9%	24,538,575
Other Assets, Less Liabilities		2.1	533,140

Net Assets		100.0%	$25,071,715

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	51

Fund Expenses (unaudited)
OHIO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$996.44	$3.76
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.37	$3.81

Expense Example – Class B Shares
Actual	$1,000.00	$992.88	$7.26
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.85	$7.35

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

52

Cumulative Performance Information (unaudited)
OHIO INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Ohio Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.98%), .81% and 3.09%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.61% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.78%), .91% and 3.06%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.16% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

53

Portfolio of Investments
OHIO INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.7%
		Education—8.4%
$1,000	M	Cincinnati State Tech. & Cmnty. College Gen. Receipts
		5 1/4% 10/1/2020	$1,000,330
1,000	M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022	1,004,260

			2,004,590

		General Obligations—71.0%
1,000	M	Adams County Valley Local School District 7% 12/1/2015	1,163,780
500	M	Avon Local School District 6 1/2% 12/1/2015	602,135
1,000	M	Beaver Creek Local School District 6.6% 12/1/2015	1,172,480
1,000	M	Cleveland Municipal School District 5 1/4% 12/1/2023	1,024,010
1,000	M	Dublin City School Dist. Fac. Construction & Improvement
		5% 12/1/2021	1,033,290
1,000	M	Franklin County 5% 12/1/2031	1,000,660
1,000	M	Gallia County Local School District 4 3/4% 12/1/2024	987,870
1,000	M	Greene County 5 1/4% 12/1/2030	1,010,580
655	M	Jefferson County Jail Construction 5 3/4% 12/1/2019	759,859
1,000	M	Licking County Joint Voc. School District 5% 12/1/2020	1,027,760
1,300	M	Lorain 5 1/2% 12/1/2018	1,378,923
1,000	M	New Albany Capital Facilities 5% 12/1/2026	991,780
1,000	M	Ohio State Series “A” 5 3/8% 9/1/2028	1,032,390
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028	416,328
250	M	6 1/8% 12/1/2033	258,322
1,000	M	St. Marys City School District 5% 12/1/2025	998,820
1,000	M	Wapakoneta City School District 5% 12/1/2025	1,002,930
1,000	M	Westerville 5% 12/1/2024	1,009,970

			16,871,887

		Health Care—9.0%
500	M	Lorain County Hosp. Rev. (Catholic Healthcare Partners)
		5 1/2% 9/1/2011	503,520
1,000	M	Ohio State Higher Edl. Fac. Rev. (Cleveland Clinic)
		5 1/4% 1/1/2033	863,800
1,000	M	Ross County Hosp. Rev. 5 1/4% 12/1/2038	764,720

			2,132,040

54

Principal
Amount		Security	Value

		Housing—8.1%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
$1,000	M	6 1/8% 9/1/2028	$ 1,000,660
1,000	M	5.45% 9/1/2033	922,040

			1,922,700

		Utilities—2.2%
500	M	Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018	517,765

Total Value of Municipal Bonds (cost $23,320,697)			23,448,982

		SHORT-TERM TAX EXEMPT INVESTMENTS—.9%
200	M	Allen County Hosp. Facs. Revenue
		Adjustable Rate Note 1%** (cost $200,000)	200,000

Total Value of Municipal Investments (cost $23,520,697)		99.6%	23,648,982
Other Assets, Less Liabilities		.4	105,255

Net Assets		100.0%	$23,754,237

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2008.

See notes to financial statements	55

Fund Expenses (unaudited)
OREGON INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$985.66	$4.49
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.62	$4.57

Expense Example – Class B Shares
Actual	$1,000.00	$981.97	$7.97
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.10	$8.11

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

56

Cumulative Performance Information (unaudited)
OREGON INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Oregon Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (7.08%), .65% and 2.78%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.29% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.90%), .74% and 2.76%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 2.82% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

57

Portfolio of Investments
OREGON INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.9%
		Certificates of Participation—7.8%
		Oregon State Dept. of Administrative Services:
$ 500	M	5 1/4% 5/1/2017	$518,905
1,000	M	5% 5/1/2026	981,750
500	M	5% 5/1/2030	494,790
1,000	M	5% 11/1/2030	952,700

			2,948,145

		Education—5.8%
200	M	Chemeketa Community College District 6.4% 7/1/2009	200,158
1,150	M	Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022	992,508
1,000	M	Oregon State Facs. Authority Rev. (Williamette Univ. Proj.)
		5 1/8% 10/1/2025	970,940

			2,163,606

		General Obligations—47.6%
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025	1,013,490
1,000	M	Clackamas Community College Dist. 5% 5/1/2024	1,011,540
1,000	M	Clackamas County School Dist. #7J, 5 1/4% 6/1/2021	1,094,580
1,000	M	Columbia Gorge Community College 5% 6/15/2023	1,003,790
1,000	M	Deschutes Cnty. Admin. Sch. Dist #1, 4 3/4% 6/15/2024	987,050
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,071,390
1,055	M	Gresham 5 3/8% 6/1/2017	1,126,286
1,000	M	Jackson County School District #549C 5% 12/15/2027	998,750
635	M	Jefferson County School District #509J 5 1/4% 6/15/2019	654,907
245	M	La Grande 5 5/8% 6/1/2011	248,629
1,000	M	Linn Cnty School Dist. #55, 5 1/2% 6/15/2027	1,058,500
1,000	M	Oregon State Board Of Higher Education Series “A”
		5% 8/1/2029	989,830
760	M	Polk Marion & Benton Counties School District #13J
		5 5/8% 6/15/2010*	808,708
1,000	M	Rogue Community College District 5% 6/15/2024	1,001,600
600	M	Southwestern Community College Dist. 6.05% 6/1/2010*	639,222
1,500	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,515,585
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5 1/4% 6/1/2016	683,454
1,000	M	Washington County 5% 6/1/2024	1,010,430
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023	1,014,410

			17,932,151

58

Principal
Amount		Security	Value

		Health Care—2.3%
$1,000M	M	Deschutes County Hosp. Facs. Rev. 5 3/8% 1/1/2035	$877,310

		Housing—2.4%
1,000M	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	903,780

		Transportation—6.6%
1,000M	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028	1,003,160
1,000M	M	Port Portland Airport Rev. 5% 7/1/2029	951,970
500M	M	Portland Airport Way Urban Renewal & Redev. 6% 6/15/2010*	539,640

			2,494,770

		Utilities—18.1%
440M	M	Columbia River Peoples Utility District Elec. Sys. 5.55% 12/1/2010*	472,609
600M	M	Eugene Water Utility System 5.8% 8/1/2010*	643,458
750M	M	Lane Cnty Met. Wastewater 5 1/4% 11/1/2028	749,940
		Portland Sewer System Revenue:
300M	M	5 1/4% 6/1/2020	314,496
1,000M	M	4 3/4% 6/15/2025	984,280
1,000M	M	5% 6/15/2027	1,003,670
1,000M	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	834,260
1,000M	M	Puerto Rico Elec. Power Auth. Rev. 5 1/4% 7/1/2029	779,870
1,000M	M	Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024	1,019,800

			6,802,383

		Other Revenue—8.3%
		Oregon State Administrative Services Lottery Revenue:
1,000M	M	5% 4/1/2026	1,009,500
500M	M	5% 4/1/2027	502,165
		Portland Urban Renewal & Redevelopment:
405M	M	Oregon Conv. Ctr. Series “A” 5 1/2% 6/15/2020	415,692
700M	M	South Parks Blocks Series “A” 5 3/4% 6/15/2010*	752,472
500M	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	429,615

			3,109,444

Total Value of Municipal Bonds (cost $37,980,790)		98.9%	37,231,589
Other Assets, Less Liabilities		1.1	411,236

Net Assets		100.0%	$37,642,825

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	59

Fund Expenses (unaudited)
PENNSYLVANIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,005.08	$4.54
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.62	$4.57

Expense Example – Class B Shares
Actual	$1,000.00	$1,001.49	$8.05
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.10	$8.11

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

60

Cumulative Performance Information (unaudited)
PENNSYLVANIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Pennsylvania Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.71%), .95% and 3.13%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.57% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.47%), 1.06% and 3.11%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.11% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

61

Portfolio of Investments
PENNSYLVANIA INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—100.7%
		Education—9.2%
$ 1,000	M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.)
		5 1/2% 10/1/2032	$1,005,660
1,000	M	Pennsylvania State Higher Educ. Assistance Agy.
		6 1/8% 12/15/2010*	1,084,550
1,410	M	Pennsylvania State Higher Educ. Facs. Series “S” 5 1/2% 6/15/2014	1,471,758

			3,561,968

		General Obligations—49.6%
1,000	M	Bedford County 5% 9/1/2028	981,530
1,000	M	Bensalem Twp. 5% 6/1/2026	999,950
1,000	M	Bensalem Twp. School Dist. 5 1/4% 6/15/2025	1,006,060
1,000	M	Bentworth School District 5% 3/15/2028	981,780
1,000	M	Boyertown Area School District 5% 10/1/2023	1,015,440
1,000	M	Catasauqua Area School District 5% 2/15/2026	997,670
1,000	M	Daniel Boone Area School District 5% 8/15/2029	960,180
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	982,240
1,000	M	Easton Area School District 5.2% 4/1/2028	1,001,370
1,000	M	Methacton School District 6 3/8% 3/1/2024 (when-issued)	1,091,480
1,065	M	Mifflin County 5 1/2% 9/1/2020	1,094,234
1,000	M	Northeastern York School District 5% 4/1/2029	967,780
		Philadelphia:
1,000	M	Series “A” 5 1/4% 12/15/2027	947,390
1,000	M	Series “B” 7% 7/15/2028 (when-issued)	1,054,880
1,000	M	Philadelphia School District 6% 9/1/2038	994,420
1,085	M	Pittsburgh 5 1/2% 9/1/2014	1,155,666
1,000	M	Radnor Twp. School District 5% 2/15/2032	973,230
1,000	M	Reading 6 1/4% 11/1/2033	1,001,340
1,000	M	Scranton School District Series “A” 5% 7/15/2027	998,790

			19,205,430

		Health Care—10.5%
1,000	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014	1,092,650
		Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services:
1,000	M	Allegheny Delaware 5.7% 11/15/2011†	964,680
1,000	M	University of Pa. Health Sys. 5 1/2% 8/15/2018	1,017,860
1,000	M	Southcentral Gen. Auth. Rev. (Wellspan Health Oblig.)
		6% 6/1/2025	999,000

			4,074,190

62

Principal
Amount		Security	Value

		Housing—2.3%
$1,000	M	Pennsylvania State Hsg. Fin. Agy. Mtg. Rev. 5.4% 10/1/2033	$ 889,690

		Transportation—9.5%
1,620	M	Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020	1,594,388
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	Series “A” 5 1/4% 12/1/2022	1,020,270
1,000	M	Series “C” 6% 6/1/2028	1,048,990

			3,663,648

		Utilities—9.1%
700	M	Erie Sewer Authority Rev. 5 7/8% 6/1/2010*	745,577
2,500	M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013	2,768,725

			3,514,302

		Other Revenue—10.5%
1,000	M	Philadelphia Housing Auth. Capital Fund Prog. Rev. Series “A”
		5 1/2% 12/1/2019	1,047,450
		Philadelphia Redev. Neighborhood Transformation Series “A”:
1,000	M	5 1/2% 4/15/2016	1,017,270
1,000	M	5 1/2% 4/15/2019	996,800
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.)
		6.05% 4/1/2014	1,000,600

			4,062,120

Total Value of Municipal Bonds (cost $38,618,580)			38,971,348

		SHORT-TERM TAX EXEMPT INVESTMENTS—.5%
200	M	Lancaster County Hospital Auth. Rev. Bonds
		Adjustable Rate Note .9%** (cost $200,000)	200,000

Total Value of Municipal Investments (cost $38,818,580)		101.2%	39,171,348
Excess of Liabilities Over Other Assets		(1.2)	(456,674)

Net Assets		100.0%	$38,714,674

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2008.

† Payments of principal and interest are being made by Municipal Bond Investors Assurance Insurance Corporation, the provider of the credit support.

See notes to financial statements	63

Fund Expenses (unaudited)
VIRGINIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/08)	(12/31/08)	(7/1/08–12/31/08)*
Expense Example – Class A Shares
Actual	$1,000.00	$992.17	$4.51
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.62	$4.57

Expense Example – Class B Shares
Actual	$1,000.00	$989.27	$8.00
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.10	$8.11

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2008, and are based on the total value of investments.

64

Cumulative Performance Information (unaudited)
VIRGINIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Virginia Insured Tax Exempt Fund (Class A shares) beginning 12/31/98 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/08) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (6.61%), .76% and 2.92%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 3.41% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.38%), .88% and 2.89%, respectively, and the S.E.C. 30-Day Yield for December 2008 would have been 2.93% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

65

Portfolio of Investments
VIRGINIA INSURED TAX EXEMPT FUND
December 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.4%
		Certificates of Participation—3.3%
$1,000	M	Prince Williams County 5% 9/1/2022	$1,021,620

		Education—6.5%
1,000	M	University of Virginia University Revs. 5% 6/1/2037	995,440
1,000	M	Virginia St. Public School Authority Rev. 5% 8/1/2026	1,015,070

			2,010,510

		General Obligations—20.3%
1,000	M	Hampton 5 3/4% 2/1/2010*	1,068,160
1,065	M	Harrisonburg Public Safety & Steam Plant Series “A” GO
		5% 7/15/2020	1,102,190
1,000	M	Richmond 5 1/2% 1/15/2017	1,053,920
1,000	M	Roanoke Public Impt. Series “A” 5 1/4% 10/1/2020	1,061,920
1,000	M	Virginia State 5% 6/1/2026	1,027,140
1,000	M	Waynesboro 5% 1/15/2034	935,740

			6,249,070

		Health Care—7.1%
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series “A” 5 1/2% 7/1/2021	1,035,840
1,000	M	Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017	1,171,070

			2,206,910

		Housing—3.3%
1,000	M	Virginia State Hsg. Dev. Auth. 6% 7/1/2025	1,015,740

		Transportation—8.5%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	979,940
1,585	M	Norfolk Airport Auth. 5 3/8% 7/1/2015	1,647,877

			2,627,817

66

Principal
Amount		Security	Value

		Utilities—19.9%
$1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	$972,540
1,000	M	Newport News Water Rev. 4 3/4% 6/1/2025	994,320
1,000	M	Norfolk Water Rev. 5 7/8% 11/1/2015	1,001,270
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018	523,675
750	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	625,695
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,016,040
1,000	M	Virginia St. Res. Auth. Infrastructure Rev. 5% 11/1/2033	992,900

			6,126,440

		Other Revenue—29.5%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5 1/4% 5/1/2031	979,330
1,000	M	Culpepper Indl. Dev. Auth. Pub. Fac. Lease Rev. 5% 1/1/2026	972,120
500	M	Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
		5 5/8% 11/1/2015	521,200
800	M	Montgomery County Indl. Dev. Auth. Series “C” 6% 1/15/2011*	877,776
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024	1,008,550
1,000	M	Patrick County Economic Dev. Auth. Lease Rev. 5 1/4% 3/1/2039	934,110
1,000	M	Riverside Regl. Jail Auth. 5% 7/1/2028	963,810
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	990,310
1,000	M	Southwest Regional Jail Authority Revenue 5 1/8% 9/1/2021	865,390
1,000	M	Stafford County Indl. Dev. Authority Rev. 5 1/4% 8/1/2031	992,120

			9,104,716

Total Value of Municipal Bonds (cost $30,426,514)		98.4%	30,362,823
Other Assets, Less Liabilities		1.6	486,794

Net Assets		100.0%	$30,849,617

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	67

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2008

	INSURED	INSURED	SINGLE STATE INSURED TAX EXEMPT FUND
	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$659,215,167	$137,116,576	$ 26,396,806	$ 36,634,141	$ 24,497,334	$ 29,072,851	$ 19,054,376

At value (Note 1A)	$678,952,578	$134,928,051	$ 25,682,851	$ 35,519,979	$ 23,671,172	$ 29,205,932	$ 19,075,632
Cash	675,453	93,216	—	—	1,132,599	—	51,617
Receivables:
Interest.	11,338,452	1,754,831	451,099	596,133	325,766	381,416	317,817
Investment securities sold	201,167	495,653	—	110,449	—	—	—
Shares sold	229,394	69,271	178,478	8,840	12,079	48,717	—
Other assets	85,851	737	773	201	798	770	617

Total Assets	691,482,895	137,341,759	26,313,201	36,235,602	25,142,414	29,636,835	19,445,683

Liabilities
Cash overdraft	—	—	30,790	425,809	—	20,527	—
Payables:
Investment securities purchased	4,924,150	2,948,790	—	—	958,710	—	—
Distributions payable	595,033	87,480	32,711	24,290	24,308	34,312	15,340
Shares redeemed	325,729	164,581	15,009	139,535	8,000	23,030	149
Accrued advisory fees	319,159	61,943	7,863	13,903	6,429	11,358	2,454
Accrued shareholder servicing costs	33,383	7,754	1,243	1,574	1,340	1,593	783
Accrued expenses	44,749	15,733	8,452	6,196	15,760	16,928	4,354

Total Liabilities	6,242,203	3,286,281	96,068	611,307	1,014,547	107,748	23,080

Net Assets	$685,240,692	$134,055,478	$ 26,217,133	$ 35,624,295	$ 24,127,867	$ 29,529,087	$ 19,422,603

Net Assets Consist of:
Capital paid in	$666,350,457	$137,504,180	$ 27,031,560	$ 36,834,019	$ 24,984,349	$ 29,571,540	$ 19,586,123
Undistributed net investment income	1,083,860	167,578	35,024	43,850	13,893	42,289	8,676
Accumulated net realized loss on investments	(1,931,036)	(1,427,755)	(135,496)	(139,412)	(44,213)	(217,823)	(193,452)
Net unrealized appreciation (depreciation) in value
of investments	19,737,411	(2,188,525)	(713,955)	(1,114,162)	(826,162)	133,081	21,256

Total	$685,240,692	$134,055,478	$ 26,217,133	$ 35,624,295	$ 24,127,867	$ 29,529,087	$ 19,422,603

Net Assets:
Class A	$678,259,859	$125,622,764	$ 25,264,020	$ 33,739,567	$ 22,642,478	$ 28,056,393	$ 19,104,063
Class B	$ 6,980,833	$ 8,432,714	$ 953,113	$ 1,884,728	$ 1,485,389	$ 1,472,694	$ 318,540
Shares of beneficial interest outstanding (Note 2):
Class A	73,078,856	8,641,511	2,279,036	2,735,414	2,101,716	2,454,369	1,685,359
Class B	753,391	579,784	85,917	153,041	137,766	128,919	28,074
Net asset value and redemption price
per share – Class A	$9.28	$ 14.54	$ 11.09	$ 12.33	$ 10.77	$ 11.43	$ 11.34

Maximum offering price per share – Class A
(Net asset value/.9425)*	$9.85	$ 15.43	$ 11.77	$ 13.08	$ 11.43	$ 12.13	$ 12.03

Net asset value and offering price per share – Class B
(Note 2)	$ 9.27	$ 14.54	$ 11.09	$ 12.32	$ 10.78	$ 11.42	$ 11.35

*On purchases of $100,000 or more, the sales charge is reduced.

68	See notes to financial statements	69

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2008

	SINGLE STATE INSURED TAX EXEMPT FUND
	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$ 50,732,335	$140,006,624	$ 24,885,274	$ 23,520,697	$ 37,980,790	$ 38,818,580	$ 30,426,514

At value (Note 1A)	$ 50,731,222	$139,858,938	$24,538,575	$ 23,648,982	$ 37,231,589	$39,171,348	$ 30,362,823
Cash	—	—	293,342	—	53,144	1,231,035	—
Receivables:
Interest	888,296	2,187,156	275,519	155,577	337,507	429,454	547,760
Shares sold	22,756	100,167	1,946	1,312	72,271	27,446	10,321
Other assets	577	11,253	197	693	200	314	216

Total Assets	51,642,851	142,157,514	25,109,579	23,806,564	37,694,711	40,859,597	30,921,120

Liabilities
Cash overdraft	781,748	89,671	—	2,449	—	—	8,262
Payables:							—
Investment securities purchased	—	—	—	—	—	2,045,338	—
Distributions payable	52,139	136,428	20,864	30,944	23,917	56,531	39,046
Shares redeemed	6,200	30,145	1,852	—	1,550	16,828	—
Accrued advisory fees	23,909	65,279	8,260	5,671	13,093	14,597	11,766
Accrued shareholder servicing costs	2,222	6,380	1,147	1,059	2,205	1,593	1,470
Accrued expenses	23,922	32,021	5,741	12,204	11,121	10,036	10,959

Total Liabilities	890,140	359,924	37,864	52,327	51,886	2,144,923	71,503

Net Assets	$ 50,752,711	$141,797,590	$ 25,071,715	$ 23,754,237	$ 37,642,825	$ 38,714,674	$ 30,849,617

Net Assets Consist of:
Capital paid in	$ 51,035,756	$142,088,330	$25,539,698	$ 23,687,268	$ 38,635,084	$38,543,716	$ 31,383,064
Undistributed net investment income	37,065	46,177	31,161	13,508	24,405	53,141	22,236
Accumulated net realized loss on investments	(318,997)	(189,231)	(152,445)	(74,824)	(267,463)	(234,951)	(491,992)
Net unrealized appreciation (depreciation) in value
of investments	(1,113)	(147,686)	(346,699)	128,285	(749,201)	352,768	(63,691)

Total	$ 50,752,711	$141,797,590	$25,071,715	$ 23,754,237	$ 37,642,825	$38,714,674	$ 30,849,617

Net Assets:
Class A	$ 48,137,191	$138,705,894	$22,816,573	$ 22,188,964	$ 35,974,994	$36,746,574	$ 29,463,582
Class B	$ 2,615,520	$ 3,091,696	$2,255,142	$ 1,565,273	$ 1,667,831	$1,968,100	$ 1,386,035
Shares of beneficial interest outstanding (Note 2):
Class A	4,006,378	10,311,176	1,822,704	1,880,257	2,942,161	3,003,362	2,416,749
Class B	217,787	230,006	180,162	132,508	136,619	160,725	113,933
Net asset value and redemption price
per share – Class A	$ 12.02	$ 13.45	$ 12.52	$ 11.80	$ 12.23	$ 12.24	$ 12.19

Maximum offering price per share – Class A
(Net asset value/.9425)*	$ 12.75	$ 14.27	$ 13.28	$ 12.52	$ 12.98	$ 12.99	$ 12.93

Net asset value and offering price per share – Class B
(Note 2)	$ 12.01	$ 13.44	$ 12.52	$ 11.81	$ 12.21	$ 12.25	$ 12.17

*On purchases of $100,000 or more, the sales charge is reduced.

70	See notes to financial statements	71

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2008

	INSURED	INSURED	SINGLE STATE INSURED TAX EXEMPT FUND
	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$ 37,646,728	$ 6,129,351	$ 1,333,124	$ 1,809,258	$ 1,234,645	$ 1,477,877	$ 853,305
Expenses (Notes 1 and 5):
Advisory fees	4,190,805	778,849	161,691	225,917	151,869	177,756	109,617
Distribution plan expenses – Class A	2,094,106	360,289	77,475	106,783	71,211	83,834	53,658
Distribution plan expenses – Class B	72,759	97,118	11,235	20,585	15,747	16,812	3,834
Shareholder servicing costs	457,199	99,085	15,630	21,057	16,038	18,314	8,857
Professional fees	115,317	30,883	10,639	14,445	13,760	18,965	9,383
Registration fees	33,150	28,921	1,700	1,290	3,799	2,800	1,281
Custodian fees	53,872	18,287	4,403	6,887	4,156	4,851	3,326
Reports to shareholders	53,836	11,123	2,641	2,972	2,671	3,214	2,173
Trustees’ fees	39,661	7,235	1,512	2,112	1,421	1,659	1,012
Other expenses	156,260	36,293	11,503	17,416	11,025	10,846	11,999
Total expenses	7,266,965	1,468,083	298,429	419,464	291,697	339,051	205,140
Less: Expenses waived	(452,656)	(90,866)	(59,593)	(64,216)	(88,274)	(58,665)	(77,972)
Expenses paid indirectly	(12,437)	(7,384)	(1,954)	(1,999)	(2,599)	(2,043)	(2,117)
Net expenses	6,801,872	1,369,833	236,882	353,249	200,824	278,343	125,051
Net investment income	30,844,856	4,759,518	1,096,242	1,456,009	1,033,821	1,199,534	728,254
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized loss on investments	(1,931,036)	(570,035)	(135,496)	(139,413)	(44,213)	(172,137)	(64,164)
Net unrealized depreciation of investments	(33,905,541)	(5,667,781)	(1,901,430)	(2,173,988)	(1,727,207)	(1,431,995)	(549,813)
Net loss on investments	(35,836,577)	(6,237,816)	(2,036,926)	(2,313,401)	(1,771,420)	(1,604,132)	(613,977)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$ (4,991,721)	$ (1,478,298)	$ (940,684)	$ (857,392)	$ (737,599)	$ (404,598)	$ 114,277

72	See notes to financial statements	73

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2008

		SINGLE STATE INSURED TAX EXEMPT FUND
	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

Investment Income
Interest income	$ 2,577,252	$ 7,222,914	$ 1,211,937	$ 1,151,294	$ 1,736,037	$ 1,976,748	$ 1,604,793
Expenses (Notes 1 and 5):
Advisory fees	318,005	884,721	152,925	142,550	221,970	240,164	201,712
Distribution plan expenses – Class A	148,612	430,840	68,273	65,342	105,591	113,730	96,665
Distribution plan expenses – Class B	34,636	38,402	27,299	19,776	17,982	21,174	13,970
Shareholder servicing costs	31,349	91,278	15,137	15,837	26,452	23,308	20,577
Professional fees	30,329	41,147	9,283	11,491	12,209	20,592	16,698
Registration fees	1,281	2,980	1,306	1,281	1,410	1,281	1,281
Custodian fees	7,438	12,469	3,594	4,237	5,524	5,354	5,154
Reports to shareholders	4,200	10,691	2,977	2,761	3,772	3,725	3,118
Trustees’ fees	2,982	8,301	1,430	1,328	2,064	2,254	1,893
Other expenses	18,697	42,227	13,282	9,834	17,369	15,216	15,759
Total expenses	597,529	1,563,056	295,506	274,437	414,343	446,798	376,827
Less: Expenses waived	(67,058)	(103,217)	(82,905)	(80,005)	(66,478)	(69,945)	(62,232)
Expenses paid indirectly	(2,743)	(5,925)	(2,361)	(2,426)	(2,415)	(1,813)	(2,249)
Net expenses	527,728	1,453,914	210,240	192,006	345,450	375,040	312,346
Net investment income	2,049,524	5,769,000	1,001,697	959,288	1,390,587	1,601,708	1,292,447
Realized and Unrealized Gain (Loss) on Investments
(Note 4):
Net realized loss on investments	(318,997)	(8,902)	(152,445)	(74,824)	(219,848)	(234,952)	(491,991)
Net unrealized depreciation of investments	(2,332,872)	(7,931,142)	(1,074,685)	(890,473)	(1,660,210)	(1,325,042)	(1,190,950)
Net loss on investments	(2,651,869)	(7,940,044)	(1,227,130)	(965,297)	(1,880,058)	(1,559,994)	(1,682,941)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$ (602,345)	$ (2,171,044)	$ (225,433)	$ (6,009)	$ (489,471)	$ 41,714	$ (390,494)

74	See notes to financial statements	75

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE INSURED TAX EXEMPT FUND
	INSURED		INSURED
	TAX EXEMPT		TAX EXEMPT II		CALIFORNIA		CONNECTICUT
Year Ended December 31	2008	2007	2008	2007	2008	2007	2008	2007

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 30,844,856	$ 29,717,694	$ 4,759,518	$ 4,474,337	$ 1,096,242	$1,073,219	$ 1,456,009	$1,414,367
Net realized gain (loss) on investments and swap agreements	(1,931,036)	1,161,229	(570,035)	(857,720)	(135,496)	76,070	(139,413)	171
Net unrealized depreciation of investments
and swap agreements	(33,905,541)	(7,046,779)	(5,667,781)	(634,572)	(1,901,430)	(447,535)	(2,173,988)	(318,542)
Net increase (decrease) in net assets resulting
from operations	(4,991,721)	23,832,144	(1,478,298)	2,982,045	(940,684)	701,754	(857,392)	1,095,996
Distributions to Shareholders
Net investment income – Class A	(30,259,759)	(29,370,250)	(4,357,623)	(4,091,005)	(1,053,951)	(1,030,642)	(1,374,361)	(1,311,234)
Net investment income – Class B	(261,911)	(159,791)	(281,875)	(340,815)	(37,769)	(49,466)	(64,399)	(82,658)
Net realized gains – Class A	(426,474)	—	—	—	(20,715)	(52,802)	—	—
Net realized gains – Class B	(4,399)	—	—	—	(781)	(2,615)	—	—

Total distributions.	(30,952,543)	(29,530,041)	(4,639,498)	(4,431,820)	(1,113,216)	(1,135,525)	(1,438,760)	(1,393,892)

Trust Share Transactions *
Class A:
Proceeds from shares sold	35,056,536	10,662,829	31,488,427	29,929,822	5,837,900	4,047,264	4,081,528	5,577,655
Value of shares issued for acquisition**	—	66,049,631	—	—	—	—	—	—
Reinvestment of distributions	23,519,080	22,560,732	3,384,174	3,096,893	738,249	690,025	1,053,812	958,654
Cost of shares redeemed	(67,952,806)	(74,603,431)	(19,605,383)	(30,945,301)	(5,013,239)	(5,254,009)	(5,279,580)	(5,909,004)

	(9,377,190)	24,669,761	15,267,218	2,081,414	1,562,910	(516,720)	(144,240)	627,305
Class B:
Proceeds from shares sold	1,397,972	182,154	746,330	557,760	60,616	100,937	206,299	125,804
Value of shares issued for acquisition**	—	7,047,204	—	—	—	—	—	—
Reinvestment of distributions	202,621	115,405	213,291	249,087	18,214	24,065	54,349	56,241
Cost of shares redeemed	(2,115,628)	(2,060,346)	(3,223,587)	(3,283,248)	(414,733)	(621,622)	(502,460)	(1,210,561)

	(515,035)	5,284,417	(2,263,966)	(2,476,401)	(335,903)	(496,620)	(241,812)	(1,028,516)

Net increase (decrease) from trust share transactions	(9,892,225)	29,954,178	13,003,252	(394,987)	1,227,007	(1,013,340)	(386,052)	(401,211)

Net increase (decrease) in net assets	(45,836,489)	24,256,281	6,885,456	(1,844,762)	(826,893)	(1,447,111)	(2,682,204)	(699,107)
Net Assets
Beginning of year	731,077,181	706,820,900	127,170,022	129,014,784	27,044,026	28,491,137	38,306,499	39,005,606

End of year †	$ 685,240,692	$ 731,077,181	$ 134,055,478	$ 127,170,022	$ 26,217,133	$ 27,044,026	$ 35,624,295	$ 38,306,499

†Includes undistributed net investment income of	$ 1,083,860	$ 760,674	$ 167,578	$ 47,558	$ 35,024	$ 30,502	$ 43,850	$ 26,431

*Trust Shares Issued and Redeemed
Class A:
Sold	3,669,024	1,097,294	2,120,818	1,966,910	506,395	335,679	317,644	426,995
Issued for acquisition**	—	6,866,870	—	—	—	—	—	—
Issued for distributions reinvested	2,484,844	2,317,178	229,923	203,858	64,181	57,423	83,258	73,384
Redeemed	(7,134,582)	(7,668,951)	(1,327,984)	(2,045,533)	(433,576)	(436,810)	(420,654)	(452,957)

Net increase (decrease) in Class A trust shares outstanding	(980,714)	2,612,391	1,022,757	125,235	137,000	(43,708)	(19,752)	47,422

Class B:
Sold	147,126	18,852	50,033	36,642	5,316	8,390	16,286	9,676
Issued for acquisition**	—	734,281	—	—	—	—	—	—
Issued for distributions reinvested	21,445	11,888	14,468	16,388	1,582	2,000	4,297	4,313
Redeemed	(222,325)	(212,276)	(217,237)	(216,492)	(35,686)	(51,696)	(39,324)	(92,844)

Net increase (decrease) in Class B trust shares outstanding	(53,754)	552,745	(152,736)	(163,462)	(28,788)	(41,306)	(18,741)	(78,855)

**See Note 7.

76	See notes to financial statements	77

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE INSURED TAX EXEMPT FUND
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
Year Ended December 31	2008	2007	2008	2007	2008	2007	2008	2007

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 1,033,821	$1,030,806	$ 1,199,534	$1,198,749	$728,254	$652,612	$2,049,524	$2,152,340
Net realized gain (loss) on investments and swap agreements	(44,213)	84,350	(172,137)	(45,686)	(64,164)	(85,534)	(318,997)	341,109
Net unrealized depreciation of investments
and swap agreements	(1,727,207)	(410,939)	(1,431,995)	(319,438)	(549,813)	(81,088)	(2,332,872)	(961,603)
Net increase (decrease) in net assets resulting
from operations	(737,599)	704,217	(404,598)	833,625	114,277	485,990	(602,345)	1,531,846

Distributions to Shareholders
Net investment income – Class A	(989,625)	(977,309)	(1,141,420)	(1,137,874)	(714,363)	(631,692)	(1,939,402)	(2,019,705)
Net investment income – Class B	(54,491)	(65,242)	(56,171)	(63,261)	(12,642)	(18,215)	(110,214)	(139,751)
Net realized gains – Class A	(12,161)	(68,429)	—	—	—	—	(42,871)	(272,877)
Net realized gains – Class B	(797)	(4,879)	—	—	—	—	(2,332)	(23,029)

Total distributions	(1,057,074)	(1,115,859)	(1,197,591)	(1,201,135)	(727,005)	(649,907)	(2,094,819)	(2,455,362)

Trust Share Transactions *
Class A:
Proceeds from shares sold	3,169,966	2,979,967	3,299,176	3,009,194	3,934,308	1,424,490	4,865,804	3,293,773
Reinvestment of distributions	761,683	836,837	758,956	761,546	586,841	525,003	1,448,751	1,719,050
Cost of shares redeemed	(3,725,178)	(3,324,282)	(2,557,414)	(4,380,596)	(886,468)	(1,688,334)	(6,111,133)	(10,429,969)

	206,471	492,522	1,500,718	(609,856)	3,634,681	261,159	203,422	(5,417,146)

Class B:
Proceeds from shares sold	91,116	71,649	205,065	—	7	18,075	104,464	192,320
Reinvestment of distributions	44,154	61,111	24,655	26,430	10,758	16,501	81,406	115,715
Cost of shares redeemed	(264,798)	(589,217)	(508,946)	(198,284)	(206,760)	(117,638)	(1,614,017)	(934,234)

	(129,528)	(456,457)	(279,226)	(171,854)	(195,995)	(83,062)	(1,428,147)	(626,199)

Net increase (decrease) from trust share transactions	76,943	36,065	1,221,492	(781,710)	3,438,686	178,097	(1,224,725)	(6,043,345)

Net increase (decrease) in net assets	(1,717,730)	(375,577)	(380,697)	(1,149,220)	2,825,958	14,180	(3,921,889)	(6,966,861)

Net Assets
Beginning of year	25,845,597	26,221,174	29,909,784	31,059,004	16,596,645	16,582,465	54,674,600	61,641,461

End of year †	$ 24,127,867	$25,845,597	$ 29,529,087	$29,909,784	$ 19,422,603	$16,596,645	$ 50,752,711	$ 54,674,600

†Includes undistributed net investment income of	$ 13,893	$24,188	$ 42,289	$40,346	$8,676	$7,427	$ 37,065	$37,157

*Trust Shares Issued and Redeemed
Class A:
Sold	278,776	257,039	283,278	249,659	341,761	121,227	394,972	259,873
Issued for distributions reinvested	68,058	72,190	65,015	63,215	51,344	44,846	118,152	135,689
Redeemed	(330,432)	(286,852)	(219,777)	(364,112)	(77,094)	(144,417)	(500,590)	(822,288)

Net increase (decrease) in Class A trust shares outstanding	16,402	42,377	128,516	(51,238)	316,011	21,656	12,534	(426,726)

Class B:
Sold	8,193	6,170	18,045	—	—	1,540	8,494	15,192
Issued for distributions reinvested	3,942	5,264	2,116	2,195	939	1,408	6,630	9,137
Redeemed	(23,438)	(50,950)	(44,429)	(16,539)	(17,729)	(9,993)	(132,518)	(73,674)

Net decrease in Class B trust shares outstanding	(11,303)	(39,516)	(24,268)	(14,344)	(16,790)	(7,045)	(117,394)	(49,345)

78	See notes to financial statements	79

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE INSURED TAX EXEMPT FUND
	NEW YORK		NORTH CAROLINA		OHIO
Year Ended December 31	2008	2007	2008	2007	2008	2007

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 5,769,000	$ 5,988,439	$ 1,001,697	$ 985,841	$ 959,288	$ 942,246
Net realized gain (loss) on investments and swap agreements	(8,902)	462,416	(152,445)	44,766	(74,824)	164,440
Net unrealized depreciation of investments
and swap agreements	(7,931,142)	(1,988,573)	(1,074,685)	(298,655)	(890,473)	(318,953)
Net increase (decrease) in net assets resulting
from operations	(2,171,044)	4,462,282	(225,433)	731,952	(6,009)	787,733

Distributions to Shareholders
Net investment income – Class A	(5,617,198)	(5,869,565)	(902,955)	(870,009)	(883,145)	(869,584)
Net investment income – Class B	(121,708)	(170,069)	(87,670)	(114,275)	(66,118)	(79,991)
Net realized gains – Class A	—	—	(6,726)	(32,684)	(41,710)	(109,253)
Net realized gains – Class B	—	—	(665)	(4,691)	(2,942)	(10,889)

Total distributions	(5,738,906)	(6,039,634)	(998,016)	(1,021,659)	(993,915)	(1,069,717)

Trust Share Transactions *
Class A:
Proceeds from shares sold	8,824,588	10,545,785	2,424,718	3,066,462	2,379,427	1,820,682
Reinvestment of distributions	4,018,899	4,144,113	694,591	677,152	674,447	711,658
Cost of shares redeemed	(14,554,790)	(24,897,464)	(2,120,149)	(2,720,934)	(1,569,374)	(2,556,014)

	(1,711,303)	(10,207,566)	999,160	1,022,680	1,484,500	(23,674)

Class B:
Proceeds from shares sold	91,848	216,691	41,561	44,220	13,600	31,450
Reinvestment of distributions	101,866	129,429	74,274	101,056	48,748	66,177
Cost of shares redeemed	(1,783,913)	(1,257,348)	(877,857)	(1,063,549)	(529,373)	(896,655)

	(1,590,199)	(911,228)	(762,022)	(918,273)	(467,025)	(799,028)

Net increase (decrease) from trust share transactions	(3,301,502)	(11,118,794)	237,138	104,407	1,017,475	(822,702)

Net increase (decrease) in net assets	(11,211,452)	(12,696,146)	(986,311)	(185,300)	17,551	(1,104,686)

Net Assets
Beginning of year	153,009,042	165,705,188	26,058,026	26,243,326	23,736,686	24,841,372

End of year †	$ 141,797,590	$ 153,009,042	$ 25,071,715	$ 26,058,026	$ 23,754,237	$ 23,736,686

†Includes undistributed net investment income of	$ 46,177	$ 16,083	$ 31,161	$ 20,089	$ 13,508	$ 3,838

*Trust Shares Issued and Redeemed
Class A:
Sold	636,047	742,653	189,447	234,364	197,944	147,732
Issued for distributions reinvested	292,372	292,629	54,740	51,621	56,469	57,858
Redeemed	(1,055,376)	(1,755,820)	(167,431)	(208,002)	(131,714)	(208,187)

Net increase (decrease) in Class A trust shares outstanding	(126,957)	(720,538)	76,756	77,983	122,699	(2,597)

Class B:
Sold	6,609	15,342	3,240	3,356	1,134	2,569
Issued for distributions reinvested	7,399	9,148	5,849	7,705	4,074	5,374
Redeemed	(128,331)	(88,781)	(69,389)	(81,085)	(45,198)	(72,597)

Net decrease in Class B trust shares outstanding	(114,323)	(64,291)	(60,300)	(70,024)	(39,990)	(64,654)

80	See notes to financial statements	81

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE INSURED TAX EXEMPT FUND
	OREGON		PENNSYLVANIA		VIRGINIA
Year Ended December 31	2008	2007	2008	2007	2008	2007

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 1,390,587	$ 1,257,242	$ 1,601,708	$1,717,529	$ 1,292,447	$ 1,243,822
Net realized gain (loss) on investments and swap agreements	(219,848)	(47,615)	(234,952)	124,787	(491,991)	147,306
Net unrealized depreciation of investments
and swap agreements	(1,660,210)	(311,178)	(1,325,042)	(556,637)	(1,190,950)	(529,820)
Net increase (decrease) in net assets resulting
from operations	(489,471)	898,449	41,714	1,285,679	(390,494)	861,308

Distributions to Shareholders
Net investment income – Class A	(1,318,574)	(1,206,811)	(1,513,767)	(1,636,923)	(1,229,368)	(1,207,878)
Net investment income – Class B	(54,148)	(63,160)	(69,598)	(80,799)	(43,158)	(46,128)
Net realized gains – Class A	—	—	(32,517)	(85,589)	(5,271)	(135,821)
Net realized gains – Class B	—	—	(1,740)	(4,940)	(249)	(6,236)

Total distributions	(1,372,722)	(1,269,971)	(1,617,622)	(1,808,251)	(1,278,046)	(1,396,063)

Trust Share Transactions *
Class A:
Proceeds from shares sold	6,448,744	6,007,994	2,534,165	2,654,041	3,578,685	4,108,022
Reinvestment of distributions	1,030,691	917,314	1,002,187	1,076,579	774,342	852,780
Cost of shares redeemed	(4,000,611)	(3,876,174)	(5,130,449)	(7,087,772)	(5,920,215)	(3,652,685)

	3,478,824	3,049,134	(1,594,097)	(3,357,152)	(1,567,188)	1,308,117

Class B:
Proceeds from shares sold	315,609	98,855	95,917	62,896	34,422	43,626
Reinvestment of distributions	49,835	60,014	50,104	58,686	36,441	42,298
Cost of shares redeemed	(434,788)	(729,288)	(406,198)	(571,597)	(110,169)	(49,230)

	(69,344)	(570,419)	(260,177)	(450,015)	(39,306)	36,694

Net increase (decrease) from trust share transactions	3,409,480	2,478,715	(1,854,274)	(3,807,167)	(1,606,494)	1,344,811

Net increase (decrease) in net assets	1,547,287	2,107,193	(3,430,182)	(4,329,739)	(3,275,034)	810,056

Net Assets
Beginning of year	36,095,538	33,988,345	42,144,856	46,474,595	34,124,651	33,314,595

End of year †	$ 37,642,825	$ 36,095,538	$ 38,714,674	$ 42,144,856	$ 30,849,617	$ 34,124,651

†Includes undistributed net investment income of	$ 24,405	$ 6,540	$ 53,141	$ 34,798	$ 22,236	$ 2,315

*Trust Shares Issued and Redeemed
Class A:
Sold	513,398	467,392	204,048	209,098	285,694	320,715
Issued for distributions reinvested	82,801	71,436	81,181	84,674	62,597	66,639
Redeemed	(318,820)	(302,050)	(413,968)	(558,713)	(489,521)	(284,272)

Net increase (decrease) in Class A trust shares outstanding	277,379	236,778	(128,739)	(264,941)	(141,230)	103,082

Class B:
Sold	25,058	7,663	7,733	4,929	2,738	3,387
Issued for distributions reinvested	4,009	4,682	4,055	4,612	2,955	3,312
Redeemed	(35,753)	(56,888)	(33,001)	(44,944)	(8,634)	(3,896)

Net increase (decrease) in Class B trust shares outstanding	(6,686)	(44,543)	(21,213)	(35,403)	(2,941)	2,803

82	See notes to financial statements	83

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2008

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Insured Tax Exempt Fund, Insured Tax Exempt Fund II and the Single State Insured Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Insured Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Insured Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Insured Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board. “When-issued securities” are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

The Board has approved a change recommended by management to the policies of each Fund. Specifically, effective May 1, 2008, the policies of each Fund provide that, under normal circumstances, each Fund will invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal by independent insurance companies that are rated as investment grade, at the time the securities are purchased, by at least one nationally recognized statistical rating organization (“NRSRO”). The Funds may purchase municipal bonds that

84

have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds. To the extent that the Funds invest in uninsured securities, they generally restrict their investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality. Prior to May 1, 2008, the Funds invested only in municipal bonds that were insured by companies that had a top tier rating by an NRSRO. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds’ policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements (“FAS 157”) — In September 2006, the Financial Accounting Standards Board issued FAS 157, effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

85

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2008

The summary of the inputs used to value each Fund’s net assets as of December 31, 2008 is as follows:

		Level 1	Level 2	Level 3
		Quoted	Other Significant	Significant
Fund	Total	Prices	Observable Inputs	Unobservable Inputs
Insured Tax Exempt	$678,952,578	—	$678,952,578	—
Insured Tax Exempt II	134,928,051	—	134,928,051	—
California	25,682,851	—	25,682,851	—
Connecticut	35,519,979	—	35,519,979	—
Massachusetts	23,671,172	—	23,671,172	—
Michigan	29,205,932	—	29,205,932	—
Minnesota	19,075,632	—	19,075,632	—
New Jersey	50,731,222	—	50,731,222	—
New York	139,858,938	—	139,858,938	—
North Carolina	24,538,575	—	24,538,575	—
Ohio	23,648,982	—	23,648,982	—
Oregon	37,231,589	—	37,231,589	—
Pennsylvania	39,171,348	—	39,171,348	—
Virginia	30,362,823	—	30,362,823	—

B. Federal Income Taxes—It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

86

At December 31, 2008, capital loss carryovers were as follows:
		Year Capital Loss
		Carryovers Expire
Fund	Total	2012	2015	2016
Insured Tax Exempt	$1,931,036	$ —	$ —	$1,931,036
Insured Tax Exempt II	1,165,599	—	857,720	307,879
California	72,174	—	—	72,174
Connecticut	95,365	—	—	95,365
Massachusetts	29,820	—	—	29,820
Michigan	217,823	—	45,686	172,137
Minnesota	120,759	35,225	85,534	—
New Jersey	231,965	—	—	231,965
New York	28,382	28,382	—	—
North Carolina	42,054	—	—	42,054
Ohio	74,824	—	—	74,824
Oregon	77,591	—	28,704	48,887
Pennsylvania	36,173	—	—	36,173
Virginia	62,861	—	—	62,861

Effective June 29, 2007, the Funds adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed the tax positions for each of the open tax years 2005 to 2008 and has determined the adoption of FIN 48 had no impact on the financial statements of the Funds.

87

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2008

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation—Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which is based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined, and gains and losses are based on the identi-fied cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the year ended December 31, 2008, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $44,470 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2008, the Funds’ expense reduction under these arrangements amounted to $5,995.

F. Derivatives—The Funds may invest in derivatives such as inverse floating rate securities (“inverse floaters”) and interest rate swap agreements (“swap agreements”) for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

88

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, Including interest paid to holders of the floating rate notes, are included in the Statements of Operations. At December 31, 2008, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

The Funds determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the years ended December 31, 2005, and 2004, and that the transfers should have been accounted for as secured borrowings rather than as sales. Since the impact of recording the transfers as secured borrowings would not have had a material effect on the ratios of net expenses to average net assets, the ratios of total expenses to average net assets and the portfolio turnover rates, the Financial Highlights presented herein for the years ended December 31, 2005, and 2004 have not been restated.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. There were no swap agreements open as of December 31, 2008.

89

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2008

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Class A and Class B shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

90

4. Security Transactions—For the year ended December 31, 2008, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Insured Tax Exempt	$352,633,655	$358,196,365
Insured Tax Exempt II	196,541,934	187,018,991
California	18,845,381	17,220,528
Connecticut	20,312,491	20,472,163
Massachusetts	10,030,712	9,586,936
Michigan	10,433,171	8,989,909
Minnesota	8,026,465	4,463,363
New Jersey	19,432,614	19,874,906
New York	61,719,023	64,604,348
North Carolina	11,822,986	11,562,863
Ohio	11,887,153	10,661,164
Oregon	20,037,509	15,878,556
Pennsylvania	22,000,890	22,762,013
Virginia	17,480,765	18,737,617

At December 31, 2008, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	_____Cost	Appreciation	Depreciation	(Depreciation)
Insured Tax Exempt	$659,215,167	$35,777,147	$16,039,736	$19,737,411
Insured Tax Exempt II	137,139,221	2,546,790	4,757,960	(2,211,170)
California	26,396,806	734,419	1,448,374	(713,955)
Connecticut	39,634,141	479,662	1,593,824	(1,114,162)
Massachusetts	24,497,334	510,464	1,336,626	(826,162)
Michigan	29,072,851	812,572	679,491	133,081
Minnesota	19,054,376	373,606	352,350	21,256
New Jersey	50,732,335	1,465,263	1,466,376	(1,113)
New York	140,006,624	3,877,744	4,025,430	(147,686)
North Carolina	24,885,274	438,953	785,652	(346,699)
Ohio	23,520,697	662,302	534,017	128,285
Oregon	37,980,790	683,987	1,433,188	(749,201)
Pennsylvania	38,818,580	1,021,985	669,217	352,768
Virginia	30,426,514	704,257	767,948	(63,691)

91

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2008

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and /or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2008, total trustees fees accrued by the Funds amounted to $74,864. The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion.

For the year ended December 31, 2008, FIMCO has voluntarily waived advisory fees in excess of .53% for Insured Tax Exempt Fund, Insured Tax Exempt Fund II and New York Insured Tax Exempt Fund. In addition, for the year ended December 31, 2008, FIMCO has voluntarily waived advisory fees to limit each of the other Funds’ overall expense ratio, excluding interest expense, on Class A and Class B shares as follows: for California, .85% on Class A and 1.55% on Class B; for Connecticut, Michigan, Oregon, Pennsylvania and Virginia, .90% on Class A and 1.60% on Class B; for Massachusetts, North Carolina and Ohio, .75% on Class A and 1.45% on Class B; for Minnesota, .67% on Class A and 1.37% on Class B; and for New Jersey, .95% on Class A and 1.65% on Class B. For the year ended December 31, 2008, advisory fees accrued by the Funds to FIMCO were $7,958,551 of which $1,424,082 was waived as noted above.

For the year ended December 31, 2008, FIC, as underwriter, received $2,802,178 in commissions from the sale of shares of the Funds after allowing $290,698 to other dealers. Shareholder servicing costs included $780,536 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2008, total distribution plan fees accrued to FIC by the Funds amounted to $4,287,738.

92

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2008 and December 31, 2007 were as follows:

	Year Ended December 31, 2008				Year Ended December 31, 2007
	Distributions Declared from				Distributions Declared from
			Long-Term				Long-Term
	Tax-Exempt	Ordinary Capital			Tax-Exempt	Ordinary	Capital
Fund	Income	Income	Gain	Total	Income	Income	Gain	Total
Insured Tax
Exempt	$30,521,670	$ —	$430,873	$30,952,543	$29,530,041	—	$—	$29,530,041
Insured Tax
Exempt II	4,639,498	—	—	4,639,498	4,431,820	—	—	4,431,820
California	1,091,720	—	21,496	1,113,216	1,080,108	—	55,417	1,135,525
Connecticut	1,438,760	—	—	1,438,760	1,393,892	—	—	1,393,892
Massachusetts	1,044,116	4,328	8,630	1,057,074	1,042,551	—	73,308	1,115,859
Michigan	1,197,591	—	—	1,197,591	1,201,135	—	—	1,201,135
Minnesota	727,005	—	—	727,005	649,907	—	—	649,907
New Jersey	2,049,616	6,360	38,843	2,094,819	2,159,456	—	295,906	2,455,362
New York	5,738,906	—	—	5,738,906	6,039,634	—	—	6,039,634
North
Carolina	990,625	—	7,391	998,016	984,284	—	37,375	1,021,659
Ohio	949,263	5,448	39,204	993,915	949,575	—	120,142	1,069,717
Oregon	1,372,722	—	—	1,372,722	1,269,971	—	—	1,269,971
Pennsylvania	1,583,365	—	34,257	1,617,622	1,717,722	—	90,529	1,808,251
Virginia	1,272,526	2,245	3,275	1,278,046	1,254,006	—	142,057	1,396,063

93

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2008

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed				Total
	Tax-Exempt	Taxable	Capital	Other	Unrealized	Distributable
	Ordinary	Ordinary	Loss	Accumulated	Appreciation	Earnings
Fund	Income	Income	Carryover	Losses	(Depreciation)	(Deficit)*

Insured Tax Exempt	$725,502	$358,358	$(1,931,036)	$ —	$19,737,411	$18,890,235
Insured Tax Exempt II	167,385	193	(1,165,599)	(239,511)	(2,211,170)	(3,448,702)
California	15,043	19,981	(72,174)	(63,322)	(713,955)	(814,427)
Connecticut	42,600	1,250	(95,365)	(44,047)	(1,114,162)	(1,209,724)
Massachusetts	8,580	5,313	(29,820)	(14,393)	(826,162)	(856,482)
Michigan	28,202	14,087	(217,823)	—	133,081	(42,453)
Minnesota	5,478	3,198	(120,759)	(72,693)	21,256	(163,520)
New Jersey	27,523	9,542	(231,965)	(87,032)	(1,113)	(283,045)
New York	37,886	8,291	(28,382)	(160,849)	(147,686)	(290,740)
North Carolina	27,394	3,767	(42,054)	(110,391)	(346,699)	(467,983)
Ohio	12,891	617	(74,824)	—	128,285	66,969
Oregon	24,405	—	(77,591)	(189,872)	(749,201)	(992,259)
Pennsylvania	26,955	26,186	(36,173)	(198,778)	352,768	170,958
Virginia	20,212	2,024	(62,861)	(429,131)	(63,691)	(533,447)

*Differences between book distributable earnings and tax distributable earnings consist primarily of wash sales.

For the year ended December 31, 2008, the following reclassifications were made to reflect permanent differences between book and tax reporting:

	Accumulated	Undistributed
	Net Realized	Net Investment
Fund	Gain	Income
Connecticut	$(171)	$ 171
Ohio	355	(355)

7. Fund Reorganizations—At the close of business on August 10, 2007, First Investors Insured Tax Exempt Fund acquired all of the net assets of the First Investors Florida Insured Tax Exempt Fund and the First Investors Insured Intermediate Tax Exempt Fund in connection with tax-free reorganization that was approved by the Board. The Insured Tax Exempt Fund issued 2,629,703 Class A shares and 201,821 Class B shares to the Florida Insured Tax Exempt Fund and 4,237,167 Class A shares and 532,460 Class B shares to the Insured Intermediate Tax Exempt Fund. In return, it received net assets of $27,231,011 from Florida Insured Tax Exempt Fund (which included $862,888 of unrealized appreciation and $122,992

94

in accumulated net realized gains) and $45,865,824 in net assets from Insured Intermediate Tax Exempt Fund (which included $240,601 of unrealized appreciation and $854,001 in accumulated net realized losses). The Insured Tax Exempt Fund’s shares were issued at their current net asset values as of the date of the reorganizations. The aggregate net assets of the Insured Tax Exempt Fund, Florida Insured Tax Exempt Fund and Insured Intermediate Tax Exempt Fund immediately before the acquisition were $734,753,622 consisting of Insured Tax Exempt Fund $661,656,787 ($659,581,032 Class A and $2,075,755 Class B), Florida Insured Tax Exempt Fund $27,231,011 ($25,294,047 Class A and $1,936,964 Class B) and Insured Intermediate Tax Exempt Fund $45,865,824 ($40,755,584 Class A and $5,110,240 Class B), respectively.

8. New Accounting Pronouncements—In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operation and finan-cial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

95

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from						Ratio to Average Net					Assets Before Expenses
	Net Asset		Net Realized					Net Asset					Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net			Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee		Before Fee		Investment			Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits		Credits(a)		Income	Expenses		Income	Rate

INSURED TAX EXEMPT FUND

Class A
2004	$10.42	$.418	$(.169)	$.249	$.419	$—	$.419	$10.25	2.47%	$824,507	1.01%		1.01%		4.08%	1.15%		3.94%	27%
2005	10.25	.409	(.236)	.173	.408	.025	.433	9.99	1.72	759,815	1.01		1.01		4.02	1.13		3.90	24
2006	9.99	.411	(.079)	.332	.408	.054	.462	9.86	3.41	704,319	1.10	(b)	1.10	(b)	4.14	1.14	(b)	4.10	22
2007	9.86	.412	(.094)	.318	.408	—	.408	9.77	3.32	723,211	1.04	(b)	1.04	(b)	4.20	1.10	(b)	4.14	38
2008	9.77	.417	(.488)	(.071)	.413	.006	.419	9.28	(.73)	678,260.96			.96		4.38	1.02		4.32	50
Class B
2004	10.40	.336	(.159)	.177	.347	—	.347	10.23	1.76	3,588	1.74		1.74		3.35	1.88		3.21	27
2005	10.23	.329	(.228)	.101	.336	.025	.361	9.97	1.00	3,073	1.74		1.74		3.29	1.86		3.17	24
2006	9.97	.327	(.067)	.260	.336	.054	.390	9.84	2.66	2,502	1.83	(b)	1.83	(b)	3.41	1.87	(b)	3.37	22
2007	9.84	.403	(.156)	.247	.337	—	.337	9.75	2.58	7,866	1.74	(b)	1.74	(b)	3.50	1.80	(b)	3.44	38
2008	9.75	.351	(.483)	(.132)	.342	.006	.348	9.27	(1.36)	6,981	1.66		1.66		3.68	1.72		3.62	50

INSURED TAX EXEMPT FUND II

Class A
2004	$15.41	$.535	$.123	$.658	$.531	$.117	$.648	$15.42	4.36%	$83,555	1.00%		1.01%		3.47%	1.46%		3.01%	115%
2005	15.42	.523	.050	.573	.523	.140	.663	15.33	3.77	101,741	1.00		1.01		3.37	1.46		2.91	114
2006	15.33	.532	.192	.724	.538	.136	.674	15.38	4.82	115,234	1.00		1.01		3.47	1.18		3.29	112
2007	15.38	.528	(.155)	.373	.523	—	.523	15.23	2.49	116,011.99			1.00		3.47	1.07		3.39	118
2008	15.23	.551	(.702)	(.151)	.539	—	.539	14.54	(.98)	125,623	1.00		1.01		3.72	1.08		3.65	146
Class B
2004	15.40	.419	.129	.548	.411	.117	.528	15.42	3.62	16,439	1.75		1.76		2.72	2.21		2.26	115
2005	15.42	.408	.045	.453	.403	.140	.543	15.33	2.97	16,091	1.75		1.76		2.62	2.21		2.16	114
2006	15.33	.419	.185	.604	.418	.136	.554	15.38	4.01	13,781	1.75		1.76		2.72	1.93		2.54	112
2007	15.38	.425	(.162)	.263	.413	—	.413	15.23	1.75	11,159	1.69		1.70		2.77	1.77		2.69	118
2008	15.23	.455	(.712)	(.257)	.433	—	.433	14.54	(1.69)	8,433	1.70		1.71		3.02	1.78		2.95	146

SINGLE STATE INSURED TAX EXEMPT FUND

CALIFORNIA FUND

Class A
2004	$12.51	$.480	$.002	$.482	$.472	$—	$.472	$12.52	3.96%	$25,873.85%			.86%		3.86%	1.16%		3.55%	30%
2005	12.52	.474	(.151)	.323	.480	.173	.653	12.19	2.63	26,536.85			.86		3.81	1.17		3.49	59
2006	12.19	.470	.027	.497	.461	.056	.517	12.17	4.16	26,592.85			.86		3.84	1.07		3.62	30
2007	12.17	.467	(.162)	.305	.470	.025	.495	11.98	2.56	25,669.85			.87		3.89	1.06		3.68	49
2008	11.98	.476	(.882)	(.406)	.475	.009	.484	11.09	(3.46)	25,264.85			.86		4.09	1.08		3.87	65
Class B
2004	12.51	.388	(.002)	.386	.376	—	.376	12.52	3.15	3,046	1.60		1.61		3.11	1.91		2.80	30
2005	12.52	.384	(.147)	.237	.384	.173	.557	12.20	1.92	2,571	1.60		1.61		3.06	1.92		2.74	59
2006	12.20	.387	.011	.398	.372	.056	.428	12.17	3.32	1,899	1.60		1.61		3.09	1.82		2.87	30
2007	12.17	.395	(.165)	.230	.385	.025	.410	11.99	1.93	1,375	1.55		1.57		3.19	1.76		2.98	49
2008	11.99	.410	(.909)	(.499)	.392	.009	.401	11.09	(4.23)	953	1.55		1.56		3.39	1.78		3.17	65

96	97

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**		Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets Net	Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Loss on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits(a)	Income	Expenses	Income	Rate

CONNECTICUT FUND

Class A
2004	$13.53	$.533	$ (.037)	$ .496	$ .526	$ —	$ .526	$ 13.50	3.76%	$ 32,130.85%		.86%	3.97%	1.18%	3.64%	45%
2005	13.50	.515	(.186)	.329	.521	.068	.589	13.24	2.48	34,186.85		.86	3.84	1.18	3.51	38
2006	13.24	.498	(.002)	.496	.501	.045	.546	13.19	3.83	35,707.88		.89	3.77	1.08	3.57	32
2007	13.19	.488	(.107)	.381	.481	—	.481	13.09	2.96	36,062.90		.91	3.75	1.06	3.59	27
2008	13.09	.499	(.766)	(.267)	.493	—	.493	12.33	(2.08)	33,740.90		.91	3.90	1.08	3.73	55

Class B
2004	13.52	.434	(.034)	.400	.430	—	.430	13.49	3.02	4,975	1.60	1.61	3.22	1.93	2.89	45
2005	13.49	.414	(.191)	.223	.425	.068	.493	13.22	1.68	4,115	1.60	1.61	3.09	1.93	2.76	38
2006	13.22	.398	(.008)	.390	.405	.045	.450	13.16	3.01	3,299	1.63	1.64	3.02	1.83	2.82	32
2007	13.16	.394	(.096)	.298	.388	—	.388	13.07	2.31	2,244	1.60	1.61	3.05	1.76	2.89	27
2008	13.07	.408	(.759)	(.351)	.399	—	.399	12.32	(2.72)	1,885	1.60	1.61	3.20	1.78	3.03	55

MASSACHUSETTS FUND

Class A
2004	$ 12.24	$ .465	$ (.139)	$ .326	$ .466	$ —	$ .466	$ 12.10	2.74%	$ 25,329.85%		.85%	3.85%	1.19%	3.51%	29%
2005	12.10	.465	(.195)	.270	.456	.044	.500	11.87	2.27	23,220.85		.86	3.85	1.22	3.48	27
2006	11.87	.467	(.070)	.397	.462	.055	.517	11.75	3.42	24,004.78		.80	3.98	1.12	3.64	16
2007	11.75	.462	(.141)	.321	.468	.033	.501	11.57	2.81	24,120.75		.77	3.98	1.08	3.65	40
2008	11.57	.463	(.789)	(.326)	.468	.006	.474	10.77	(2.90)	22,642.75		.76	4.13	1.11	3.78	39

Class B
2004	12.24	.375	(.135)	.240	.370	—	.370	12.11	2.01	3,623	1.60	1.60	3.10	1.94	2.76	29
2005	12.11	.379	(.197)	.182	.368	.044	.412	11.88	1.52	2,781	1.60	1.61	3.10	1.97	2.73	27
2006	11.88	.386	(.074)	.312	.377	.055	.432	11.76	2.69	2,217	1.53	1.55	3.23	1.87	2.89	16
2007	11.76	.390	(.151)	.239	.386	.033	.419	11.58	2.09	1,726	1.45	1.47	3.28	1.78	2.95	40
2008	11.58	.388	(.793)	(.405)	.389	.006	.395	10.78	(3.57)	1,485	1.45	1.46	3.43	1.81	3.08	39

MICHIGAN FUND

Class A
2004	$ 13.03	$ .523	$ (.240)	$ .283	$ .526	$ .007	$ .533	$ 12.78	2.25%	$ 35,869.90%		.90%	4.07%	1.19%	3.78%	23%
2005	12.78	.523	(.224)	.299	.494	.235	.729	12.35	2.38	32,325.90		.91	4.10	1.20	3.80	36
2006	12.35	.487	(.044)	.443	.503	.080	.583	12.21	3.68	29,016.90		.91	3.96	1.11	3.75	39
2007	12.21	.479	(.139)	.340	.480	—	.480	12.07	2.86	28,063.90		.90	3.97	1.09	3.78	26
2008	12.07	.479	(.641)	(.162)	.478	—	.478	11.43	(1.35)	28,056.90		.91	4.08	1.10	3.89	31

Class B
2004	13.01	.425	(.238)	.187	.430	.007	.437	12.76	1.48	2,302	1.65	1.65	3.32	1.94	3.03	23
2005	12.76	.426	(.223)	.203	.398	.235	.633	12.33	1.61	2,238	1.65	1.66	3.35	1.95	3.05	36
2006	12.33	.393	(.046)	.347	.407	.080	.487	12.19	2.88	2,043	1.65	1.66	3.21	1.86	3.00	39
2007	12.19	.394	(.141)	.253	.393	—	.393	12.05	2.13	1,846	1.60	1.60	3.27	1.79	3.08	26
2008	12.05	.399	(.637)	(.238)	.392	—	.392	11.42	(1.99)	1,473	1.60	1.61	3.38	1.80	3.19	31

98	99

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**		Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investmen	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits(a)	Income	Expenses	Income	Rate

MINNESOTA FUND

Class A
2004	$ 12.17	$ .496	$ (.091)	$ .405	$ .495	—	$ .495	$ 12.08	3.42%	$ 14,287.60%		.61%	4.12%	1.24%	3.48%	18%
2005	12.08	.483	(.231)	.252	.492	—	.492	11.84	2.13	15,420.60		.62	4.03	1.25	3.38	31
2006	11.84	.472	.009	.481	.471	—	.471	11.85	4.16	15,967.65		.67	4.01	1.14	3.52	35
2007	11.85	.460	(.112)	.348	.458	—	.458	11.74	3.02	16,070.67		.69	3.92	1.13	3.46	47
2008	11.74	.457	(.400)	.057	.457	—	.457	11.34	.53	19,104.67		.68	4.00	1.11	3.57	25

Class B
2004	12.18	.408	(.089)	.319	.399	—	.399	12.10	2.68	1,122	1.35	1.36	3.37	1.99	2.73	18
2005	12.10	.405	(.240)	.165	.405	—	.405	11.86	1.38	719	1.35	1.37	3.28	2.00	2.63	31
2006	11.86	.388	(.002)	.386	.386	—	.386	11.86	3.32	616	1.40	1.42	3.26	1.89	2.77	35
2007	11.86	.382	(.116)	.266	.376	—	.376	11.75	2.30	527	1.37	1.39	3.22	1.83	2.76	47
2008	11.75	.395	(.417)	(.022)	.378	—	.378	11.35	(.16)	319	1.37	1.38	3.30	1.81	2.87	25

NEW JERSEY FUND

Class A
2004	$ 13.30	$ .518	$(.184)	$ .334	$ .514	$ —	$ .514	$ 13.12	2.59%	$ 63,235.95%		.95%	3.95%	1.15%	3.75%	28%
2005	13.12	.494	(.186)	.308	.498	—	.498	12.93	2.39	61,161.95		.96	3.79	1.16	3.58	40
2006	12.93	.484	(.033)	.451	.480	.071	.551	12.83	3.57	56,712.95		.96	3.77	1.06	3.66	19
2007	12.83	.483	(.131)	.352	.484	.068	.552	12.63	2.82	50,444.95		.96	3.80	1.07	3.68	37
2008	12.63	.484	(.599)	(.115)	.484	.011	.495	12.02	(.92)	48,137.95		.96	3.90	1.08	3.78	37

Class B
2004	13.27	.418	(.192)	.226	.406	—	.406	13.09	1.75	6,514	1.70	1.70	3.20	1.90	3.00	28
2005	13.09	.395	(.185)	.210	.390	—	.390	12.91	1.63	5,776	1.70	1.71	3.04	1.91	2.83	40
2006	12.91	.388	(.033)	.355	.374	.071	.445	12.82	2.80	4,929	1.70	1.71	3.02	1.81	2.91	19
2007	12.82	.395	(.134)	.261	.393	.068	.461	12.62	2.09	4,231	1.65	1.66	3.10	1.77	2.98	37
2008	12.62	.406	(.515)	(.109)	.394	.107	.501	12.01	(1.64)	2,616	1.65	1.66	3.20	1.78	3.08	37

NEW YORK FUND

Class A
2004	$ 14.83	$ .570	$ (.219)	$ .351	$ .581	—	$ .581	$ 14.60	2.44%	$ 177,975.97%		.98%	3.88%	1.13%	3.73%	30%
2005	14.60	.536	(.225)	.311	.541	—	.541	14.37	2.16	169,787.98		.99	3.70	1.14	3.55	49
2006	14.37	.543	(.044)	.499	.539	—	.539	14.33	3.55	159,859.97		.98	3.78	1.03	3.73	24
2007	14.33	.536	(.136)	.400	.540	—	.540	14.19	2.87	148,128.96		.97	3.78	1.03	3.71	42
2008	14.19	.543	(.742)	(.199)	.541	—	.541	13.45	(1.42)	138,706.97		.97	3.93	1.04	3.86	42

Class B
2004	14.81	.460	(.217)	.243	.473	—	.473	14.58	1.69	7,613	1.72	1.73	3.13	1.88	2.98	30
2005	14.58	.427	(.224)	.203	.433	—	.433	14.35	1.41	6,938	1.73	1.74	2.95	1.89	2.80	49
2006	14.35	.434	(.043)	.391	.431	—	.431	14.31	2.77	5,847	1.72	1.73	3.03	1.78	2.98	24
2007	14.31	.435	(.127)	.308	.438	—	.438	14.18	2.20	4,881	1.66	1.67	3.08	1.73	3.01	42
2008	14.18	.443	(.744)	(.301)	.439	—	.439	13.44	(2.15)	3,092	1.67	1.67	3.23	1.74	3.16	42

100	101

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**		Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits(a)	Income	Expenses	Income	Rate

NORTH CAROLINA FUND

Class A
2004	$ 13.63	$.530	$ (.108)	$.422	$ .522	$ —	$ .522	$ 13.53	3.18%	$ 21,430.75%		.76%	3.94%	1.20%	3.49%	59%
2005	13.53	.522	(.173)	.349	.528	.051	.579	13.30	2.62	22,561.75		.77	3.88	1.20	3.43	22
2006	13.30	.512	.035	.547	.506	.071	.577	13.27	4.20	22,128.75		.77	3.85	1.09	3.51	34
2007	13.27	.504	(.131)	.373	.504	.019	.523	13.12	2.89	22,905.75		.76	3.85	1.07	3.53	20
2008	13.12	.511	(.601)	(.090)	.506	.004	.510	12.52	(.67)	22,817.75		.76	4.00	1.09	3.67	46

Class B
2004	13.63	.429	(.103)	.326	.426	—	.426	13.53	2.45	4,375	1.50	1.51	3.19	1.95	2.74	59
2005	13.53	.422	(.179)	.243	.432	.051	.483	13.29	1.82	4,576	1.50	1.52	3.13	1.95	2.68	22
2006	13.29	.411	.039	.450	.409	.071	.480	13.26	3.45	4,116	1.50	1.52	3.10	1.84	2.76	34
2007	13.26	.410	(.133)	.277	.408	.019	.427	13.11	2.14	3,153	1.45	1.46	3.15	1.77	2.83	20
2008	13.11	.421	(.597)	(.176)	.410	.004	.414	12.52	(1.34)	2,255	1.45	1.46	3.30	1.79	2.97	46

OHIO FUND

Class A
2004	$ 12.95	$.517	$ (.187)	$ .330	$ .510	$—	$ .510	$ 12.77	2.63%	$ 22,010.75%		.76%	4.06%	1.19%	3.62%	24%
2005	12.77	.510	(.264)	.246	.516	—	.516	12.50	1.96	21,696.75		.76	4.04	1.20	3.59	13
2006	12.50	.504	(.032)	.472	.506	.026	.532	12.44	3.86	21,889.75		.77	4.05	1.11	3.69	11
2007	12.44	.488	(.074)	.414	.492	.062	.554	12.30	3.42	21,613.75		.77	3.97	1.08	3.64	59
2008	12.30	.492	(.483)	.009	.487	.022	.509	11.80	.11	22,189.75		.76	4.10	1.10	3.76	46

Class B
2004	12.96	.422	(.198)	.224	.414	—	.414	12.77	1.78	3,658	1.50	1.51	3.31	1.94	2.87	24
2005	12.77	.416	(.256)	.160	.420	—	.420	12.51	1.27	3,382	1.50	1.51	3.29	1.95	2.84	13
2006	12.51	.412	(.036)	.376	.410	.026	.436	12.45	3.07	2,952	1.50	1.52	3.30	1.86	2.94	11
2007	12.45	.404	(.076)	.328	.406	.062	.468	12.31	2.69	2,123	1.45	1.47	3.27	1.78	2.94	59
2008	12.31	.411	(.487)	(.076)	.402	.022	.424	11.81	(.60)	1,565	1.45	1.46	3.40	1.80	3.06	46

OREGON FUND

Class A
2004	$ 13.35	$.513	$ (.152)	$ .361	$ .511	$ —	$ .511	$ 13.20	2.78%	$ 26,631.75%		.76%	3.89%	1.21%	3.43%	15%
2005	13.20	.490	(.161)	.329	.486	.073	.559	12.97	2.54	29,204.85		.86	3.72	1.22	3.35	44
2006	12.97	.480	.034	.514	.480	.004	.484	13.00	4.04	31,552.85		.87	3.73	1.10	3.48	41
2007	13.00	.468	(.135)	.333	.473	—	.473	12.86	2.63	34,257.90		.91	3.65	1.08	3.47	29
2008	12.86	.474	(.635)	(.161)	.469	—	.469	12.23	(1.26)	35,975.90		.91	3.79	1.09	3.61	44

Class B
2004	13.34	.414	(.159)	.255	.415	—	.415	13.18	1.96	2,695	1.50	1.51	3.14	1.96	2.68	15
2005	13.18	.391	(.168)	.223	.390	.073	.463	12.94	1.71	2,537	1.60	1.61	2.97	1.97	2.60	44
2006	12.94	.384	.034	.418	.384	.004	.388	12.97	3.28	2,436	1.60	1.62	2.98	1.85	2.73	41
2007	12.97	.376	(.135)	.241	.381	—	.381	12.83	1.90	1,839	1.60	1.61	2.95	1.78	2.77	29
2008	12.83	.386	(.629)	(.243)	.377	—	.377	12.21	(1.91)	1,668	1.60	1.61	3.09	1.79	2.91	44

102	103

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**		Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits(a)	Income	Expenses	Income	Rate

PENNSYLVANIA FUND

Class A
2004	$ 13.54	$ .527	$ (.219)	$ .308	$ .528	$—	$ .528	$13.32	2.35%	$ 45,969.90%		.90%	3.95%	1.16%	3.69%	24%
2005	13.32	.514	(.217)	.297	.514	.173	.687	12.93	2.27	43,623.90		.91	3.90	1.18	3.62	37
2006	12.93	.503	(.005)	.498	.504	.064	.568	12.86	3.94	43,678.90		.91	3.89	1.08	3.71	38
2007	12.86	.496	(.114)	.382	.495	.027	.522	12.72	3.05	39,830.90		.91	3.91	1.06	3.75	40
2008	12.72	.502	(.476)	.026	.495	.011	.506	12.24	.25	36,747.90		.90	4.04	1.08	3.86	55

Class B
2004	13.53	.427	(.227)	.200	.420	—	.420	13.31	1.52	3,453	1.65	1.65	3.20	1.91	2.94	24
2005	13.31	.384	(.216)	.168	.375	.173	.548	12.93	1.51	3,237	1.65	1.66	3.15	1.93	2.87	37
2006	12.93	.410	(.006)	.404	.400	.064	.464	12.87	3.18	2,796	1.65	1.66	3.14	1.83	2.96	38
2007	12.87	.414	(.122)	.292	.405	.027	.432	12.73	2.33	2,315	1.60	1.61	3.21	1.76	3.05	40
2008	12.73	.420	(.481)	(.061)	.408	.011	.419	12.25	(.45)	1,968	1.60	1.60	3.34	1.78	3.16	55

VIRGINIA FUND

Class A
2004	$ 13.52	$ .538	$ (.173)	$ .365	$ .541	$.004	$ .545	$ 13.34	2.78%	$ 35,941.90%		.90%	4.02%	1.17%	3.75%	23%
2005	13.34	.505	(.199)	.306	.518	.068	.586	13.06	2.33	31,281.90		.91	3.81	1.20	3.51	23
2006	13.06	.495	.009	.504	.492	.102	.594	12.97	3.95	31,839.90		.91	3.81	1.10	3.61	29
2007	12.97	.483	(.151)	.332	.488	.054	.542	12.76	2.62	32,637.90		.91	3.77	1.08	3.59	40
2008	12.76	.482	(.575)	(.093)	.475	.002	.477	12.19	(.72)	29,464.90		.91	3.87	1.09	3.69	53

Class B
2004	13.48	.436	(.177)	.259	.445	.004	.449	13.29	1.98	2,392	1.65	1.65	3.27	1.92	3.00	23
2005	13.29	.402	(.191)	.211	.413	.068	.481	13.02	1.61	1,992	1.65	1.66	3.06	1.95	2.76	23
2006	13.02	.395	.013	.408	.386	.102	.488	12.94	3.19	1,476	1.65	1.66	3.06	1.85	2.86	29
2007	12.94	.393	(.154)	.239	.395	.054	.449	12.73	1.89	1,488	1.60	1.61	3.07	1.78	2.89	40
2008	12.73	.394	(.569)	(.175)	.383	.002	.385	12.17	(1.37)	1,386	1.60	1.61	3.17	1.79	2.99	53

* Calculated without sales charges

** Net of expenses waived or assumed by the investment adviser (Note 5)

(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).

(b) The expense ratios of Insured Tax Exempt Fund includes interest expense as follows:

Year Ended December 31, 2006	0.11%
Year Ended December 31, 2007	0.08%

104	See notes to financial statements	105

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities of the Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the twelve Funds comprising the Single State Insured Tax Exempt Funds, including the portfolios of investments, as of December 31, 2008, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included con-firmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

106

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the twelve Funds comprising the Single State Insured Tax Exempt Funds, as of December 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 27, 2009

107

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers*

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

DISINTERESTED TRUSTEES

Charles R. Barton, III 1965	Trustee since	Chief Operating	39	None
c/o First Investors	1/1/06	Officer (since
Management Company, Inc.		2007) and Direc-
110 Wall Street		tor and Trustee
New York, NY 10005		of the Barton
Group, LLC:
President of
Noe Pierson
Corporation

Stefan L. Geiringer 1934	Trustee since	Co-Founder	39	None
c/o First Investors	1/1/06	and Senior Vice
Management Company, Inc.		President of Real
110 Wall Street		Time Energy
New York, NY 10005		Solutions, Inc.
since 2005;
Founder/Owner
of SLG, Inc.
since 2005;
Senior Vice
President of
Pepco Energy
Services (North-
east Region)
from 2003-2006;
Founder/Owner
and President of
North Atlantic
Utilities, Inc.
from 1987-2003

Robert M. Grohol 1932	Trustee since	None/Retired	39	None
c/o First Investors	8/18/05;
Management Company, Inc.	Director/Trustee
110 Wall Street	of predecessor
New York, NY 10005	funds since
6/30/00

108

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

Arthur M. Scutro, Jr. 1941	Trustee since	None/Retired	39	None
c/o First Investors	1/1/06
Management Company, Inc.
110 Wall Street
New York, NY 10005

James M. Srygley 1932	Trustee since	Retired;	39	None
c/o First Investors	8/18/05;	Owner
Management Company, Inc.	Director/Trustee	Hampton
110 Wall Street	of predecessor	Properties, Inc.
New York, NY 10005	funds since
1/19/95

Robert F. Wentworth 1929	Trustee since	None/Retired	39	None
c/o First Investors	8/18/05;
Management Company, Inc.	Director/Trustee
110 Wall Street	of predecessor
New York, NY 10005	funds since
10/15/92

109

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

INTERESTED TRUSTEES**

Kathryn S. Head 1955	Trustee and	Chairman, Of-	39	None
c/o First Investors	President since	ficer and Director
Management Company, Inc.	8/18/05;	of First Investors
Raritan Plaza I	Director/Trustee	Corporation;
Edison, NJ 08837	of predecessor	First Investors
	funds since	Consolidated
	3/17/94;	Corporation;
	President of	First Investors
	predecessor funds	Management
	since 2001	Company, Inc.;
Administrative
Data Manage-
ment Corp.; First
Investors Federal
Savings Bank;
First Investors
Name Saver,
Inc.; and
other affiliated
companies***

*Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

**Ms. Head is an interested trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds.

***Other affiliated companies consist of: First Investors Realty Company, Inc., First Investors Life Insurance Company, First Investors Leverage Corporation, Route 33 Realty Corporation, First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Credit Corporation and First Investors Resources, Inc.

110

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

OFFICER(S) WHO ARE NOT TRUSTEES

Joseph I. Benedek 1957	Treasurer	Treasurer of	39	None
c/o First Investors	since 8/18/05;	First Investors
Management Company, Inc.	Treasurer of	Management
Raritan Plaza I	predecessor fund	Company, Inc.
Edison, NJ 08837	since 1988

Larry R. Lavoie 1947	Chief	General Counsel	39	None
c/o First Investors	Compliance	of First Investors
Management Company, Inc.	Officer since	Corporation and
110 Wall Street	8/18/05;	its affiliates;
New York, NY 10005	Chief	Director of
	Compliance	First Investors
	Officer of	Corporation
	predecessor funds	and various
	since 2004	affiliates

111

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
———————————————————
Investment Adviser	Transfer Agent
First Investors Management	Administrative Data
Company, Inc.	Management Corp.
110 Wall Street	Raritan Plaza I—8th Floor
New York, NY 10005	Edison, NJ 08837-3620

Underwriter	Independent Registered
First Investors Corporation	Public Accounting Firm
110 Wall Street	Tait, Weller & Baker LLP
New York, NY 10005	1818 Market Street
Philadelphia, PA 19103
Custodian
The Bank of New York Mellon	Legal Counsel
One Wall Street	K&LGates LLP
New York, NY 10286	1601 K Street, N.W.
Washington, D.C. 20006

112

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

113

NOTES

114

NOTES

115

NOTES

116

NOTES

117

First Investors
110 Wall Street
New York, NY 10005

FITE113A

Item 2. Code of Ethics

As of December 31, 2008, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer.

For the year ended December 31, 2008, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

The Registrant's Board has determined that it has at least two "audit committee financial experts" serving on its audit committee. Robert F. Wentworth and Arthur M. Scutro, Jr. are the "audit committee financial experts" and are considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

	Fiscal Year Ended
	December 31,
	-----------------
	2008	2007
	----	----
(a) Audit Fees
First Investors Tax Exempt Funds	$180,850	$206,000

(b) Audit-Related Fees
First Investors Tax Exempt Funds	$0	$0

(c) Tax Fees
First Investors Tax Exempt Funds	$74,800	$74,500

Nature of fees: tax returns preparation and tax compliance

(d) All Other Fees
First Investors Tax Exempt Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee:

     (a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

     (b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor;

     (c) to pre-approve all non-audit services to be provided by the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds' investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

     (d) to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

     (e) to consider whether the non-audit services provided by the Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

     (f) to review and approve the fees proposed to be charged to the Funds by the auditors for each audit and non-audit service;

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2008 and 2007 were $83,750 and $61,500, respectively.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Filed herewith

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds
(Registrant)

By /S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date: March 9, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds
(Registrant)

By /S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date: March 9, 2009